UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Strategic Income Fund
Class A / COSIX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 98	0.93%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Top Performance Detractors
Allocations
| Negative fund performance came from an underweight to investment-grade corporates.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.54	2.59	3.12
Class A (including sales charges)	5.31	1.59	2.62
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security
is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality
Availability of Additional In
for
mation
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Advisor Class / CMNRX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 71	0.68%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Top Performance Detractors
Allocations
| Negative fund performance came from an underweight to investment-grade corporates.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated
time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	10.86	2.85	3.38
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are
excluded
from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is appli ed
to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Class C / CLSCX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 176	1.68%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Top Performance Detractors
Allocations
| Negative fund performance came from an underweight to investment-grade corporates.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.73	1.82	2.34
Class C (including sales charges)	8.73	1.82	2.34
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund
distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements
, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, includi
ng i
ts prospectus, financial information, holdings, federal tax information and proxy
voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Institutional Class / LSIZX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 71	0.68%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Top Performance Detractors
Allocations
| Negative fund performance came from an underweight to investment-grade corporates.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.84	2.83	3.37
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating age nc
y are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy
voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Institutional 2 Class / CTIVX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 67	0.64%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Top Performance Detractors
Allocations
| Negative fund performance came from an underweight to investment-grade corporates.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.88	2.89	3.44
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a b on
d is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy
voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Institutional 3 Class / CPHUX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 63	0.60%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Top Performance Detractors
Allocations
| Negative fund performance came from an underweight to investment-grade corporates.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.93	2.93	3.47
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of f
act, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy
voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund
Class R / CSNRX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 124	1.18%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added slightly to performance, as the yield for 10 Year Treasury bonds fell by approximately 20 basis points over the period while the yield for 3 Year Treasury bonds fell by 80 basis points. (A basis point is 1/100 of one percent.) Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve than the benchmark.
Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities (MBS), floating rate bank loans, and emerging market debt securities.
Security selection
| Security selection was also a positive contributor to performance, with contributions coming from agency MBS, investment-grade corporates, and asset-backed securities.
Top Performance Detractors
Allocations
| Negative fund performance came from an underweight to investment-grade corporates.
Security selection
| Detractors in security selection came from the commercial mortgage-backed securities and emerging market debt sectors.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	10.28	2.31	2.86
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
ICE BofA US Cash Pay High Yield Constrained Index	12.37	4.24	4.55
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	5.46	(4.10)	(1.73)
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,661,996,222
Total number of portfolio holdings	1,163
Management services fees (represents 0.56% of Fund average net assets)	$ 29,323,389
Portfolio turnover for the reporting period	272%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	52%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.”
Credit
quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	0.9%
Interest Rate Risk	50.7%
Short
Credit Risk	2.2%
Foreign Exchange Risk	0.4%
Interest Rate Risk	70.8%
Asset Cat
eg
ories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Audit fees (a)	52,505	50,490	0	0
Audit-related fees (b)	2,500	0	0	0
Tax fees (c)	14,710	14,635	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Strategic Income Fund
Annual Financial Statements and Additional Information
August 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic Income Fund | 2024

Portfolio of Investments
August 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 11.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	25,450,000	25,892,003
Series 2023-B Class A
09/15/2028	6.820%	15,000,000	15,260,512
Series 2024-A Class A
02/15/2029	5.610%	15,000,000	15,143,977
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	6.381%	20,074,447	20,064,510
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	6.494%	11,875,767	11,884,080
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.433%	7,000,000	6,895,259
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	6.381%	14,178,287	14,195,386
Series 2015-4A Class A3RR
3-month Term SOFR + 1.400% Floor 1.400% 10/15/2030	6.701%	24,250,000	24,249,733
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	6.360%	15,500,000	15,508,029
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	12.045%	8,600,000	8,281,447
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	12.044%	11,450,000	11,088,810
Series 2021-7A Class E
3-month Term SOFR + 7.012% Floor 6.750% 01/22/2035	12.294%	15,350,000	15,045,702
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month Term SOFR + 6.762% Floor 6.500% 01/15/2035	12.063%	13,050,000	12,993,493
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.813%	8,350,000	8,098,364
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	6.382%	25,967,986	25,976,607
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	22,875,614	22,895,004
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	19,554,660	19,598,795
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	8,291,719	8,320,027
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	6.533%	13,104,144	13,118,506
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	8,491,041	8,494,507
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	5,100,000	5,108,279
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	2,177,738	2,170,731
Subordinated Series 2022-A Class C
06/15/2029	2.820%	699,707	698,368
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	7.136%	20,250,000	20,336,447
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.063%	10,900,000	10,915,816
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	6.879%	12,200,000	12,214,396
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	5,330,607	5,347,461
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	17,431,560	17,511,187
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	12.044%	9,700,000	9,429,283
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month Term SOFR + 6.962% Floor 6.700% 10/20/2034	12.244%	12,750,000	12,644,137
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	6.508%	13,175,968	13,187,971
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	16,347,038	16,601,991
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	16,000,000	16,181,690
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	10,442,500	10,561,543
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	13,500,000	13,516,159
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	11,950,000	12,093,530
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	12,500,000	12,659,813
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	589,615	588,999
Series 2023-6 Class A
06/16/2031	7.128%	9,014,932	9,030,977
Series 2023-6 Class D
06/16/2031	9.000%	5,725,447	5,737,148
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	14,298,109	14,126,386
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	13,933,610	14,100,675
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	7,997,949	8,035,301
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	14,996,154	15,263,267
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	18,200,000	18,356,565
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	8,000,000	8,104,478
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-5 Class AB
04/15/2031	7.392%	7,541,527	7,578,267
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	6,200,000	6,284,565
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	17,006,946	17,266,889
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	7,329,548	7,346,382
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	13,193,289	13,197,501
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	13,628,286	13,638,351
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	4,328,272	4,355,343
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	951,761	936,948
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	5,664,543	5,614,007
Total Asset-Backed Securities — Non-Agency (Cost $661,406,909)			663,745,602

Commercial Mortgage-Backed Securities - Non-Agency 1.1%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.901%	6,800,000	6,655,113
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.301%	13,700,000	13,518,976
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.835% Floor 2.721% 11/15/2038	8.163%	3,450,000	2,993,895
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	4,000,000	3,727,390
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	4,373,407
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	7,868,105
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	1,211,275
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class E
11/10/2036	3.283%	15,500,000	14,091,853
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.594%	4,850,000	4,595,480
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	7.159%	9,790,000	4,824,321
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $91,667,554)			63,859,815

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Services LLC(d)	11,272	160,632
Media 0.0%
iHeartMedia, Inc., Class A(d)	11,995	18,712
Total Communication Services		179,344
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Household Durables 0.0%
Serta Simmons Bedding LLC(d)	335	2,496
Total Consumer Discretionary		2,496
Energy 0.0%
Energy Equipment & Services 0.0%
McDermott International Ltd.(d)	47,856	10,720
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(d)	14,302	16,984
Southcross Energy Partners LLC(d),(e),(f)	14,393	0
Southcross Energy Partners LLC, Class A(d),(e),(f)	272,263	0
Total		16,984
Total Energy		27,704
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare Corp.(d)	13,525	148,214
Total Health Care		148,214
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(d)	23,468	38,135
Total Industrials		38,135
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(d)	13,308	5,855
Software 0.0%
Avaya Holdings Corp.(d)	8,492	54,844
Avaya Holdings Corp.(d)	40,919	264,267
Total		319,111
Total Information Technology		324,966
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(d),(e),(f)	722,943	1
Total Materials		1
Total Common Stocks (Cost $1,953,712)		720,860
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	8,150,000	5,074,097
Total Convertible Bonds (Cost $6,332,144)			5,074,097

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(e),(f)	7.000%	14,204	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $307,751)			0

Corporate Bonds & Notes 34.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.3%
BAE Systems PLC(a)
03/26/2029	5.125%	3,735,000	3,811,057
02/15/2031	1.900%	12,470,000	10,492,554
Boeing Co. (The)
08/01/2059	3.950%	17,210,000	11,571,878
Bombardier, Inc.(a)
04/15/2027	7.875%	1,241,000	1,244,622
07/01/2031	7.250%	637,000	668,963
L3Harris Technologies, Inc.
07/31/2033	5.400%	3,597,000	3,711,526
Raytheon Technologies Corp.
03/15/2027	3.500%	10,382,000	10,152,836
03/15/2032	2.375%	17,366,000	14,824,007
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	963,000	1,045,245
11/15/2030	9.750%	1,961,000	2,195,253
TransDigm, Inc.(a)
08/15/2028	6.750%	3,045,000	3,130,830
03/01/2029	6.375%	4,902,000	5,049,223
03/01/2032	6.625%	5,006,000	5,214,828
Total			73,112,822
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	2,199,000	2,123,268
American Airlines, Inc.(a)
05/15/2029	8.500%	2,101,000	2,183,683
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	6,461,640	6,426,420
04/20/2029	5.750%	2,625,465	2,575,892
Hawaiian Brand Intellectual Property Ltd.(a)
04/15/2029	11.000%	1,682,955	1,711,922
United Airlines, Inc.(a)
04/15/2026	4.375%	4,310,000	4,209,931
04/15/2029	4.625%	2,823,000	2,688,183
Total			21,919,299
Automotive 0.5%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,228,000	1,234,903
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	2,587,000	2,663,995
Ford Motor Credit Co. LLC
09/08/2024	3.664%	3,700,000	3,697,760
06/16/2025	5.125%	2,561,000	2,554,093
06/10/2026	6.950%	1,957,000	2,011,116
08/17/2027	4.125%	4,839,000	4,706,701
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	880,000	817,636
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	606,000	606,634
05/15/2027	8.500%	3,927,000	3,959,831
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,794,000	1,880,016
04/23/2032	6.875%	1,790,000	1,861,574
Total			25,994,259
Banking 4.4%
Bank of America Corp.(g)
10/24/2031	1.922%	47,155,000	40,118,467
10/20/2032	2.572%	59,150,000	51,189,445
02/04/2033	2.972%	1,580,000	1,393,452
Subordinated
09/21/2036	2.482%	991,000	823,362
Citigroup, Inc.(g)
01/25/2033	3.057%	21,931,000	19,292,768
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	35,197,000	29,972,510
10/21/2032	2.650%	3,816,000	3,292,892
HSBC Holdings PLC(g)
05/24/2032	2.804%	16,106,000	13,982,054
JPMorgan Chase & Co.(g)
11/08/2032	2.545%	53,838,000	46,526,396
Morgan Stanley(g)
07/19/2035	5.320%	23,492,000	23,992,988
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	7,225,000	5,959,675
US Bancorp(g)
06/12/2034	5.836%	4,283,000	4,499,318
Wells Fargo & Co.(g)
10/30/2030	2.879%	7,209,000	6,606,525
Total			247,649,852
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(a)
03/01/2028	6.250%	1,593,000	1,551,279
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	3,743,000	3,869,120
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,518,000	3,798,762
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	3,372,000	3,195,019
Hightower Holding LLC(a)
04/15/2029	6.750%	3,471,000	3,306,118
01/31/2030	9.125%	3,291,000	3,400,762
Total			19,121,060
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	3,134,000	3,013,871
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,420,000	2,372,774
05/15/2029	4.125%	1,447,000	1,352,302
08/01/2030	6.500%	1,520,000	1,560,980
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,398,834
Masterbrand, Inc.(a)
07/15/2032	7.000%	584,000	602,232
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,051,000	3,946,905
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	333,000	329,631
01/15/2031	7.250%	2,023,000	2,139,622
White Cap Buyer LLC(a)
10/15/2028	6.875%	4,368,000	4,326,017
Total			22,043,168
Cable and Satellite 1.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,918,000	2,863,287
02/01/2028	5.000%	2,490,000	2,395,296
06/01/2029	5.375%	1,545,000	1,464,384
03/01/2030	4.750%	2,331,000	2,127,790
08/15/2030	4.500%	3,496,000	3,118,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2031	4.250%	866,000	751,767
02/01/2032	4.750%	2,722,000	2,372,227
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	9,589,000	8,190,437
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,290,000	3,588,984
12/01/2061	4.400%	11,338,000	7,637,382
06/30/2062	3.950%	5,232,000	3,238,022
Comcast Corp.
03/01/2026	3.150%	5,831,000	5,721,614
CSC Holdings LLC(a)
01/31/2029	11.750%	1,892,000	1,669,265
12/01/2030	4.125%	2,552,000	1,677,197
12/01/2030	4.625%	4,790,000	1,871,454
02/15/2031	3.375%	5,409,000	3,491,921
DISH Network Corp.(a)
11/15/2027	11.750%	2,766,000	2,811,034
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,405,610
08/01/2027	5.000%	500,000	489,695
07/15/2028	4.000%	2,580,000	2,418,868
07/01/2029	5.500%	1,278,000	1,244,208
07/01/2030	4.125%	2,187,000	1,963,383
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,454,000	2,994,486
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,170,000	2,059,746
VZ Secured Financing BV(a)
01/15/2032	5.000%	4,250,000	3,853,015
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,818,000	1,639,773
Ziggo BV(a)
01/15/2030	4.875%	5,065,000	4,714,765
Total			78,773,899
Chemicals 1.0%
Avient Corp.(a)
08/01/2030	7.125%	1,644,000	1,711,728
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	1,169,000	1,087,055
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,867,000	1,842,964
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	467,278
01/31/2030	4.500%	7,000,000	6,152,582
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	1,818,000	1,851,662
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,243,075
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,269,200
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,315,000	2,885,444
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,575,000	1,590,161
INEOS Finance PLC(a)
04/15/2029	7.500%	3,176,000	3,286,172
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	2,750,000	2,962,599
Ingevity Corp.(a)
11/01/2028	3.875%	3,234,000	2,998,565
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,255,000	2,091,096
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	1,902,000	1,736,905
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,827,824
11/15/2028	9.750%	3,978,000	4,243,948
10/01/2029	6.250%	2,283,000	2,146,627
06/15/2031	7.250%	2,793,000	2,873,834
SPCM SA(a)
03/15/2027	3.125%	1,001,000	933,921
WR Grace Holdings LLC(a)
06/15/2027	4.875%	4,611,000	4,515,692
08/15/2029	5.625%	4,247,000	3,937,707
03/01/2031	7.375%	612,000	636,315
Total			59,292,354
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	5,268,000	5,290,335
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,774,000	5,348,367
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,285,967
06/15/2029	6.625%	1,813,000	1,865,107
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,595,008
03/15/2031	7.750%	611,000	650,056
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	838,965
01/15/2032	3.750%	997,000	900,130
Total			18,773,935
Consumer Cyclical Services 0.3%
APX Group, Inc.(a)
07/15/2029	5.750%	685,000	679,572
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,099,000	3,731,641
12/01/2028	6.125%	3,275,000	2,779,735
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,957,180
Match Group, Inc.(a)
06/01/2028	4.625%	5,557,000	5,348,697
Uber Technologies, Inc.(a)
09/15/2027	7.500%	605,000	616,478
Total			15,113,303
Consumer Products 0.2%
Acushnet Co.(a)
10/15/2028	7.375%	1,500,000	1,578,655
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	5,178,000	5,134,371
Newell Brands, Inc.
09/15/2027	6.375%	879,000	885,311
Newell, Inc.(g)
04/01/2026	5.700%	1,093,000	1,090,134
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,662,081
Total			10,350,552
Diversified Manufacturing 0.8%
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	14,847,227
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,424,730
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,600,000	4,716,515
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,526,000	1,573,033
Esab Corp.(a)
04/15/2029	6.250%	1,153,000	1,182,839
Gates Corp. (The)(a)
07/01/2029	6.875%	685,000	703,423
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,196,537
06/30/2029	5.875%	2,926,000	2,791,780
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,005,000	2,780,512
07/15/2032	6.500%	2,533,000	2,579,616
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	449,000	466,783
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,570,000	1,570,258
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,598,000	1,571,928
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	3,427,000	3,516,306
03/15/2029	6.375%	2,103,000	2,161,237
03/15/2032	6.625%	2,702,000	2,788,217
Total			45,870,941
Electric 1.8%
AEP Texas, Inc.
01/15/2050	3.450%	7,720,000	5,418,355
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	1,973,343
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	8,532,000	7,735,361
01/15/2032	3.750%	4,484,000	3,978,758
DTE Energy Co.
07/01/2027	4.950%	8,485,000	8,577,820
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	5,950,996
Edison International
11/15/2028	5.250%	8,462,000	8,611,148
FirstEnergy Corp.
03/01/2050	3.400%	2,732,000	1,929,623
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,326,314
Lightning Power LLC(a)
08/15/2032	7.250%	1,009,000	1,042,643
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	603,000	582,687
09/15/2027	4.500%	8,245,000	7,950,111
01/15/2029	7.250%	2,097,000	2,196,510
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,252,008
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,128,901
06/15/2029	5.250%	2,950,000	2,922,564
02/15/2032	3.875%	449,000	402,872
Pacific Gas and Electric Co.
07/01/2050	4.950%	18,875,000	16,448,190
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	696,000	668,852
PG&E Corp.
07/01/2028	5.000%	1,596,000	1,568,623
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	5,930,000	5,610,349
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	2,613,000	2,610,855
02/15/2027	5.625%	3,311,000	3,306,497
07/31/2027	5.000%	1,280,000	1,266,966
10/15/2031	7.750%	3,834,000	4,084,860
04/15/2032	6.875%	1,408,000	1,464,476
Total			100,009,682
Environmental 0.2%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	1,425,000	1,419,216
08/01/2028	4.000%	2,000,000	1,906,136
01/15/2031	6.750%	3,195,000	3,340,312
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	5,139,000	5,120,575
Total			11,786,239
Finance Companies 0.8%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,781,000	2,900,403
04/15/2029	6.875%	2,461,000	2,542,271
Navient Corp.
06/25/2025	6.750%	878,000	880,930
03/15/2027	5.000%	2,610,000	2,557,138
03/15/2031	11.500%	2,092,000	2,350,241
OneMain Finance Corp.
01/15/2029	9.000%	963,000	1,022,243
03/15/2030	7.875%	2,502,000	2,617,799
09/15/2030	4.000%	1,882,000	1,665,879
05/15/2031	7.500%	1,847,000	1,906,279
11/15/2031	7.125%	817,000	825,134
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	2,662,000	2,573,879
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,480,325
10/15/2033	4.000%	19,824,000	17,509,389
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	162,465
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	996,000	992,312
04/15/2029	5.500%	155,000	151,406
Total			44,138,093
Food and Beverage 1.2%
Bacardi Ltd.(a)
05/15/2048	5.300%	17,883,000	16,585,488
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	726,000	760,801
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Brands, Inc.
08/01/2029	3.150%	4,232,000	3,967,574
05/01/2033	4.900%	7,161,000	7,147,101
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,832,812
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,552,000	2,542,888
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	879,069
01/31/2030	4.125%	2,124,000	1,977,281
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,843,000	5,904,282
Post Holdings, Inc.(a)
01/15/2028	5.625%	1,262,000	1,258,348
04/15/2030	4.625%	1,287,000	1,223,463
09/15/2031	4.500%	2,918,000	2,714,234
02/15/2032	6.250%	1,824,000	1,871,939
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	3,350,000	3,174,375
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	4,897,000	4,601,337
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,957,000	2,921,078
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,621,495
02/15/2029	4.750%	967,000	942,838
06/01/2030	4.625%	3,348,000	3,201,552
01/15/2032	7.250%	1,450,000	1,533,579
Total			67,661,534
Gaming 0.7%
Boyd Gaming Corp.
12/01/2027	4.750%	1,260,000	1,239,169
Boyd Gaming Corp.(a)
06/15/2031	4.750%	1,622,000	1,525,373
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	5,516,000	5,215,734
02/15/2030	7.000%	3,769,000	3,907,791
02/15/2032	6.500%	3,184,000	3,274,366
Churchill Downs, Inc.(a)
01/15/2028	4.750%	2,174,000	2,120,716
05/01/2031	6.750%	1,149,000	1,181,305
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	2,714,000	2,773,133
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	4,992,000	4,771,452
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	414,000	406,370
07/01/2029	4.125%	2,177,000	1,949,573
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,535,000	4,491,437
Scientific Games International, Inc.(a)
11/15/2029	7.250%	2,450,000	2,537,750
Studio City Finance Ltd.(a)
01/15/2029	5.000%	4,000,000	3,570,402
Total			38,964,571
Health Care 2.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,108,000	2,090,868
04/15/2029	5.000%	1,651,000	1,610,324
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,773,397
11/01/2029	3.875%	4,019,000	3,752,938
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,593,812
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	586,000	571,646
04/01/2030	3.500%	2,595,000	2,533,463
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	439,482
03/15/2029	3.750%	1,124,000	1,054,266
03/15/2031	4.000%	975,000	897,517
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	2,690,000	2,607,783
04/15/2029	6.875%	2,712,000	2,323,880
05/15/2030	5.250%	5,131,000	4,598,861
02/15/2031	4.750%	2,397,000	2,044,112
01/15/2032	10.875%	1,005,000	1,088,598
Cigna Group (The)
02/15/2054	5.600%	4,050,000	4,073,060
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	1,688,000	1,770,246
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	18,980,000	19,595,808
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,219,469
09/01/2030	3.500%	31,379,000	29,234,473
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	499,000	481,917
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	817,440
05/15/2027	5.000%	1,864,000	1,850,544
05/15/2030	6.500%	993,000	1,030,826
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,131,000	2,197,816
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	2,870,000	2,714,245
10/01/2029	5.250%	6,635,000	6,523,097
Select Medical Corp.(a)
08/15/2026	6.250%	5,184,000	5,214,806
Star Parent, Inc.(a)
10/01/2030	9.000%	4,671,000	5,013,531
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	1,785,000	1,876,636
Tenet Healthcare Corp.
02/01/2027	6.250%	3,617,000	3,625,195
11/01/2027	5.125%	2,981,000	2,956,769
10/01/2028	6.125%	2,640,000	2,650,541
01/15/2030	4.375%	1,759,000	1,683,095
05/15/2031	6.750%	3,662,000	3,799,178
Total			129,309,639
Healthcare Insurance 1.0%
Aetna, Inc.
11/15/2042	4.125%	2,786,000	2,279,146
08/15/2047	3.875%	1,833,000	1,389,683
Centene Corp.
10/15/2030	3.000%	43,721,000	38,857,625
03/01/2031	2.500%	11,897,000	10,099,802
08/01/2031	2.625%	7,507,000	6,362,796
Total			58,989,052
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,237,000	3,159,416
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,304,921
Total			4,464,337
Independent Energy 1.0%
Baytex Energy Corp.(a)
04/30/2030	8.500%	1,384,000	1,475,506
03/15/2032	7.375%	3,776,000	3,910,844
Civitas Resources, Inc.(a)
07/01/2028	8.375%	903,000	953,769
11/01/2030	8.625%	1,354,000	1,474,601
07/01/2031	8.750%	2,093,000	2,261,648
CNX Resources Corp.(a)
01/15/2029	6.000%	3,110,000	3,123,035
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	6,862,000	6,862,083
Comstock Resources, Inc.(a)
03/01/2029	6.750%	2,540,000	2,499,468
01/15/2030	5.875%	520,000	491,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	2,411,000	2,446,098
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,935,000	2,952,506
02/01/2029	5.750%	3,120,000	3,100,175
11/01/2033	8.375%	1,726,000	1,890,043
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,243,921
04/15/2032	6.500%	2,984,000	3,030,439
Occidental Petroleum Corp.
08/01/2027	5.000%	3,276,000	3,306,209
10/01/2054	6.050%	3,976,000	4,040,745
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,570,000	4,789,437
02/01/2033	6.250%	1,366,000	1,400,649
SM Energy Co.(a)
08/01/2029	6.750%	1,344,000	1,366,278
08/01/2032	7.000%	1,353,000	1,387,960
Southwestern Energy Co.
02/01/2032	4.750%	3,934,000	3,729,902
Total			57,737,276
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	16,270,000	16,624,980
Leisure 0.6%
Boyne USA, Inc.(a)
05/15/2029	4.750%	722,000	692,615
Carnival Corp.(a)
03/01/2026	7.625%	2,796,000	2,822,549
08/15/2029	7.000%	1,868,000	1,964,635
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	3,079,000	3,331,288
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	551,000	548,463
10/01/2028	6.500%	782,000	791,653
Cinemark USA, Inc.(a)
08/01/2032	7.000%	785,000	814,858
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	639,000	634,945
NCL Corp., Ltd.(a)
03/15/2026	5.875%	1,810,000	1,807,769
02/15/2027	5.875%	1,143,000	1,144,502
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	1,855,000	1,860,343
01/15/2030	7.250%	4,936,000	5,220,831
03/15/2032	6.250%	944,000	973,830
02/01/2033	6.000%	1,031,000	1,056,394
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,765,000	1,830,164
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	2,956,000	3,047,121
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,584,000	1,646,084
Viking Cruises Ltd.(a)
09/15/2027	5.875%	2,281,000	2,277,206
02/15/2029	7.000%	1,092,000	1,104,865
07/15/2031	9.125%	960,000	1,052,831
Total			34,622,946
Life Insurance 0.4%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	25,460,365
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	963,912
04/01/2032	6.125%	2,704,000	2,771,980
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	2,180,000	2,205,522
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,873,449
Total			7,814,863
Media and Entertainment 0.9%
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%	1,977,000	2,102,256
06/01/2029	7.500%	5,565,000	4,696,149
04/01/2030	7.875%	2,487,000	2,598,770
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,833,000	1,790,939
iHeartCommunications, Inc.
05/01/2026	6.375%	1,900,936	1,585,153
05/01/2027	8.375%	1,526,078	709,982
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	1,798,000	1,856,885
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	3,572,000	3,548,245
01/15/2029	4.250%	811,000	766,932
03/15/2030	4.625%	2,185,000	2,051,223
02/15/2031	7.375%	696,000	738,916
Playtika Holding Corp.(a)
03/15/2029	4.250%	1,953,000	1,759,005
Roblox Corp.(a)
05/01/2030	3.875%	5,315,000	4,892,628
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
08/15/2028	8.000%	2,553,000	2,581,400
05/01/2029	4.500%	2,385,000	2,093,183
Warnermedia Holdings, Inc.
03/15/2052	5.141%	1,683,000	1,277,699
03/15/2062	5.391%	24,976,000	18,807,595
Total			53,856,960
Metals and Mining 0.5%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,072,000	1,126,960
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	792,209
10/01/2031	5.125%	2,729,000	2,621,216
Constellium SE(a)
06/15/2028	5.625%	2,490,000	2,466,449
04/15/2029	3.750%	5,409,000	5,011,652
08/15/2032	6.375%	2,096,000	2,127,602
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,464,000	1,447,343
04/01/2029	6.125%	5,064,000	5,111,406
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,804,000	1,622,193
Novelis Corp.(a)
11/15/2026	3.250%	1,369,000	1,317,792
01/30/2030	4.750%	2,010,000	1,924,470
08/15/2031	3.875%	1,651,000	1,481,698
Total			27,050,990
Midstream 2.6%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,768,881
CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,692,000	3,443,419
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	5,594,000	5,890,266
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,588,000	1,509,301
06/15/2031	4.375%	3,480,000	3,273,744
Enbridge, Inc.
04/05/2027	5.250%	7,793,000	7,937,884
EQM Midstream Partners LP(a)
07/01/2025	6.000%	2,976,000	2,980,712
07/01/2027	6.500%	1,236,000	1,267,894
01/15/2029	4.500%	1,427,000	1,383,151
04/01/2029	6.375%	1,191,000	1,224,014
01/15/2031	4.750%	5,225,000	5,033,981
EQM Midstream Partners LP
07/15/2048	6.500%	5,051,000	5,218,485
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	12,000,000	10,139,177
09/30/2040	3.250%	3,925,000	3,130,577
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	2,912,000	3,054,958
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	7,382,000	7,022,226
NuStar Logistics LP
10/01/2025	5.750%	4,717,000	4,719,713
06/01/2026	6.000%	3,288,000	3,315,792
04/28/2027	5.625%	1,573,000	1,577,543
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	14,572,000	12,561,299
Sunoco LP(a)
05/01/2029	7.000%	2,162,000	2,253,312
05/01/2032	7.250%	2,041,000	2,159,842
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	3,318,000	3,259,807
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	4,187,643
08/15/2031	4.125%	5,940,000	5,509,481
11/01/2033	3.875%	14,638,000	13,044,974
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,740,672
01/15/2030	7.000%	1,548,000	1,584,458
06/01/2031	8.375%	2,038,000	2,165,708
02/01/2032	9.875%	2,466,000	2,744,525
Western Midstream Operating LP
01/15/2029	6.350%	3,871,000	4,081,948
Williams Companies, Inc. (The)
08/15/2028	5.300%	17,155,000	17,603,145
Total			147,788,532
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%	6,399,000	6,073,683
05/15/2047	4.375%	3,903,000	3,325,882
Total			9,399,565
Oil Field Services 0.4%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,387,000	1,404,887
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	916,000	949,210
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,217,000	1,194,675
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.(a)
05/15/2027	7.375%	987,000	997,719
01/31/2030	9.125%	1,147,000	1,230,848
08/15/2031	8.875%	2,673,000	2,680,056
Noble Finance II LLC(a)
04/15/2030	8.000%	1,638,000	1,700,672
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,564,000	2,637,521
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	2,465,000	2,554,487
Transocean, Inc.(a)
05/15/2029	8.250%	776,000	786,517
05/15/2031	8.500%	1,914,000	1,943,340
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	2,768,000	2,846,116
Total			20,926,048
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,307,467
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	1,054,000	1,017,621
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	983,000	1,014,070
Total			3,339,158
Other REIT 0.4%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	1,836,000	1,916,650
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	3,838,000	3,827,509
02/01/2027	4.250%	1,293,000	1,256,029
06/15/2029	4.750%	4,185,000	4,031,707
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	1,816,000	1,802,519
05/15/2029	4.875%	1,134,000	1,082,173
02/01/2030	7.000%	947,000	971,795
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	616,000	640,554
02/15/2029	4.500%	860,000	826,566
04/01/2032	6.500%	1,679,000	1,728,264
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,102,000	1,066,390
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,593,705
Total			20,743,861
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	6,252,000	5,388,455
Canpack SA/US LLC(a)
11/15/2029	3.875%	3,538,000	3,233,346
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	1,080,000	1,078,493
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,592,000	3,548,312
08/15/2027	8.500%	1,408,000	1,407,523
Total			14,656,129
Pharmaceuticals 1.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%	443,000	430,348
AbbVie, Inc.
03/15/2029	4.800%	17,244,000	17,613,437
Amgen, Inc.
03/02/2063	5.750%	9,555,000	9,800,245
Bausch Health Companies, Inc.(a)
09/30/2028	11.000%	789,000	730,270
Gilead Sciences, Inc.
03/01/2026	3.650%	36,182,000	35,691,668
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	5,749,000	5,457,028
Jazz Securities DAC(a)
01/15/2029	4.375%	2,600,000	2,476,621
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,722,000	1,645,505
04/30/2031	5.125%	3,779,000	3,535,701
Total			77,380,823
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	718,000	692,364
10/15/2027	6.750%	2,659,000	2,653,951
04/15/2028	6.750%	5,909,000	6,022,118
11/01/2029	5.875%	609,000	593,471
01/15/2031	7.000%	2,647,000	2,740,803
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	2,028,416
AssuredPartners, Inc.(a)
01/15/2029	5.625%	3,067,000	2,930,743
02/15/2032	7.500%	927,000	948,719
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	3,407,000	3,242,567
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	2,295,000	2,302,338
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
01/31/2032	7.375%	1,052,000	1,091,369
HUB International, Ltd.(a)
06/15/2030	7.250%	9,107,000	9,525,140
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	3,637,000	3,788,805
USI, Inc.(a)
01/15/2032	7.500%	1,437,000	1,506,080
Total			40,066,884
Railroads 0.4%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	2,787,000	2,851,316
Norfolk Southern Corp.
06/15/2026	2.900%	8,699,000	8,463,036
08/01/2030	5.050%	10,246,000	10,572,986
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	3,763,000	3,894,014
Total			25,781,352
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,011,000	2,007,736
01/15/2028	3.875%	3,236,000	3,093,884
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,305,000	1,221,829
01/15/2030	6.750%	2,452,000	2,195,580
IRB Holding Corp.(a)
06/15/2025	7.000%	3,646,000	3,649,466
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,379,133
Total			14,547,628
Retailers 0.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	668,538
02/15/2032	5.000%	701,000	660,080
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	945,311
01/15/2030	6.375%	699,000	711,039
Hanesbrands, Inc.(a)
05/15/2026	4.875%	645,000	640,903
02/15/2031	9.000%	2,181,000	2,344,765
L Brands, Inc.(a)
07/01/2025	9.375%	485,000	499,692
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,036,254
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,088,013
08/01/2031	8.250%	997,000	1,059,858
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,220,998
Lowe’s Companies, Inc.
04/01/2062	4.450%	16,327,000	13,333,703
09/15/2062	5.800%	5,807,000	5,912,596
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,780,000	2,658,949
02/15/2029	7.750%	2,190,000	2,157,030
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,198,000	2,729,821
Total			37,667,550
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,097,478
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,656,802
02/15/2030	4.875%	536,000	525,881
Kroger Co. (The)
09/15/2064	5.650%	3,175,000	3,106,564
Total			7,386,725
Technology 2.5%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	955,000	997,865
Block, Inc.
06/01/2026	2.750%	1,714,000	1,647,153
06/01/2031	3.500%	1,723,000	1,556,380
Block, Inc.(a)
05/15/2032	6.500%	3,394,000	3,522,591
Broadcom, Inc.(a)
11/15/2036	3.187%	18,394,000	15,224,823
Camelot Finance SA(a)
11/01/2026	4.500%	924,000	907,547
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	1,562,000	1,614,953
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,326,000	1,332,729
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,277,000	1,217,036
07/01/2029	4.875%	3,188,000	3,070,018
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	6,872,000	6,916,788
06/30/2032	8.250%	3,978,000	4,166,465
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,385,000	1,329,567
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	4,174,000	4,003,217
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,551,369
06/15/2030	5.950%	3,323,000	3,366,156
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,457,426
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	4,967,000	5,299,954
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,729,902
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	2,367,000	2,170,454
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	1,582,000	1,647,787
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,590,000	2,427,571
05/30/2029	9.500%	2,657,000	2,818,779
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,439,348
09/15/2029	4.875%	664,000	644,625
07/15/2030	5.250%	2,592,000	2,526,099
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	3,990,000	3,816,440
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	3,431,000	3,782,894
NCR Corp.(a)
10/01/2028	5.000%	3,473,000	3,426,400
04/15/2029	5.125%	3,369,000	3,307,202
10/01/2030	5.250%	1,296,000	1,261,714
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	4,430,000	4,423,750
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	2,067,577
01/15/2033	5.000%	7,610,000	7,609,715
Picard Midco, Inc.(a)
03/31/2029	6.500%	5,565,000	5,489,518
PTC, Inc.(a)
02/15/2025	3.625%	349,000	345,938
Seagate HDD
12/15/2029	8.250%	1,930,000	2,093,597
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	2,014,316
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	436,000	451,159
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	5,103,000	5,039,789
08/15/2032	6.750%	1,276,000	1,316,682
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,508,000	1,556,399
Synaptics, Inc.(a)
06/15/2029	4.000%	2,951,000	2,768,768
UKG, Inc.(a)
02/01/2031	6.875%	4,210,000	4,354,348
Zebra Technologies Corp.(a)
06/01/2032	6.500%	1,796,000	1,858,017
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,157,000	4,764,295
Total			141,335,120
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	2,699,000	2,684,328
ERAC USA Finance LLC(a)
11/01/2025	3.800%	907,000	897,092
05/01/2028	4.600%	13,488,000	13,552,028
Total			17,133,448
Wireless 0.4%
Altice France Holding SA(a)
02/15/2028	6.000%	3,633,000	1,170,692
Altice France SA(a)
07/15/2029	5.125%	5,899,000	4,128,974
10/15/2029	5.500%	1,316,000	927,780
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	2,672,462
SBA Communications Corp.
02/15/2027	3.875%	460,000	445,353
02/01/2029	3.125%	5,224,000	4,807,767
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,357,889
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	931,000	808,325
07/15/2031	4.750%	3,500,000	3,072,404
04/15/2032	7.750%	1,430,000	1,455,948
Total			22,847,594
Wirelines 0.8%
AT&T, Inc.
12/01/2033	2.550%	6,715,000	5,554,900
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,941,000	1,886,170
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	866,860
03/15/2031	8.625%	2,232,000	2,363,912
Iliad Holding SAS(a)
10/15/2026	6.500%	3,029,000	3,057,814
10/15/2028	7.000%	5,063,000	5,133,276
Iliad Holding SASU(a)
04/15/2031	8.500%	1,331,000	1,410,876
Verizon Communications, Inc.
03/21/2031	2.550%	26,416,000	23,229,618
Total			43,503,426
Total Corporate Bonds & Notes (Cost $1,974,138,747)			1,961,010,814

Foreign Government Obligations(i),(j) 5.6%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2029	8.000%	10,040,000	9,206,323
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%	2,024,000	1,860,276
01/07/2041	5.625%	11,000,000	10,146,941
Total			12,007,217
Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	3,264,000	3,225,653
11/15/2028	8.500%	880,000	941,199
05/15/2029	4.250%	2,216,000	2,023,540
02/15/2030	9.000%	3,575,000	3,843,699
Total			10,034,091
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%	9,000,000	6,516,513
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	5,176,000	5,536,161
Total			12,052,674
Colombia 0.2%
Colombia Government International Bond
06/15/2045	5.000%	5,000,000	3,624,752
05/15/2049	5.200%	9,119,000	6,680,473
Total			10,305,225
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,475,000	4,515,998
04/30/2044	7.450%		7,900,000	8,825,482
01/27/2045	6.850%		3,544,000	3,721,748
Total				17,063,228
Egypt 0.2%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	6,600,000	6,011,932
01/31/2047	8.500%		5,700,000	4,394,409
02/21/2048	7.903%		3,000,000	2,200,172
03/01/2049	8.700%		965,000	751,848
Total				13,358,361
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,755,610
India Government Bond
02/06/2033	7.260%	INR	1,972,730,000	24,053,721
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		7,000,000	6,143,314
Total				35,952,645
Indonesia 0.5%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		5,300,000	5,346,002
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	227,007,000,000	14,232,510
04/15/2039	8.375%	IDR	68,305,000,000	5,058,168
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,411,001
Total				30,047,681
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	9,275,000	8,894,676
06/15/2033	6.125%		3,847,000	3,508,029
Total				12,402,705
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		7,000,000	6,807,435
Kuwait 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	4,931,190
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	4,546,901
Mexico 0.5%
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,626,603
05/07/2036	6.000%		5,257,000	5,305,394
08/14/2041	4.280%		300,000	241,758
Petroleos Mexicanos
03/13/2027	6.500%		7,689,000	7,423,562
02/12/2028	5.350%		4,594,000	4,187,693
02/16/2032	6.700%		5,929,000	5,113,199
Total				25,898,209
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		6,506,000	7,044,383
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		6,779,000	5,501,123
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	1,992,931
08/11/2044	6.100%		2,939,000	2,954,028
Total				4,946,959
Qatar 0.4%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	1,963,070
03/14/2049	4.817%		15,614,000	15,321,921
Qatar Petroleum(a)
07/12/2031	2.250%		6,077,000	5,297,193
Total				22,582,184
Romania 0.2%
Romanian Government International Bond(a)
01/28/2050	3.375%	EUR	12,000,000	8,939,589
02/14/2051	4.000%		2,246,000	1,599,649
Total				10,539,238
Saudi Arabia 0.4%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		15,163,000	13,188,042
Saudi Government International Bond(a)
10/22/2030	3.250%		3,000,000	2,791,451
04/17/2049	5.000%		5,000,000	4,698,921
Total				20,678,414
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Foreign Government Obligations(i),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Korea 0.4%
Korea Treasury Bond
03/10/2028	3.250%	KRW	31,900,000,000	24,448,356
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,403,961
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	6,045,672
DP World PLC(a)
07/02/2037	6.850%		3,650,000	4,122,219
09/30/2049	4.700%		2,000,000	1,749,954
Total				17,321,806
Total Foreign Government Obligations (Cost $329,314,606)				317,676,348

Residential Mortgage-Backed Securities - Agency 29.1%

Fannie Mae REMICS(b),(k)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	0.751%		52,136,549	5,576,353
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.537%		71,923,544	8,874,610
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	0.737%		73,861,246	9,210,534
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%		56,613,432	50,739,213
08/01/2052	4.000%		25,804,129	24,801,713
09/01/2052- 10/01/2053	5.000%		190,863,113	191,178,494
07/01/2053- 12/01/2053	5.500%		84,721,731	85,669,825
12/01/2053	6.000%		39,927,795	41,254,718
Federal Home Loan Mortgage Corp.(k)
CMO Series 304 Class C69
12/15/2042	4.000%		2,035,094	388,509
CMO Series 4147 Class CI
01/15/2041	3.500%		935,248	18,294
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	0.482%	3,923,718	417,390
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.587%	21,795,467	2,618,773
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	0.532%	699,643	74,315
Federal Home Loan Mortgage Corp.(c),(k)
CMO Series 4515 Class SA
08/15/2038	0.449%	2,858,527	148,328
Federal Home Loan Mortgage Corp.(g),(k)
CMO Series 4620 Class AS
11/15/2042	0.560%	6,717,238	560,388
Federal Home Loan Mortgage Corp. REMICS(k)
CMO Series 5051 Class KI
12/25/2050	2.500%	34,268,098	5,371,394
CMO Series 5192 Class PI
10/25/2051	2.500%	55,448,955	6,792,236
CMO Series 5198 Class KI
02/25/2052	3.000%	39,633,772	7,298,377
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	84,440,458	76,034,327
04/01/2052	2.500%	14,701,408	12,620,741
05/01/2052- 09/01/2052	3.500%	219,727,544	204,356,845
07/01/2052	4.500%	50,405,353	49,090,024
10/01/2053	5.000%	39,888,285	39,640,008
10/01/2053	5.500%	35,672,804	36,270,472
Federal National Mortgage Association(c),(k)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,265,282	23
Federal National Mortgage Association(k)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	527,789	14,827
CMO Series 2012-131 Class MI
01/25/2040	3.500%	577,296	11,967
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,456,061	210,788
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.437%	5,693,221	607,222
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.687%	9,640,863	1,367,258
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	0.587%	8,978,006	1,098,220
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.537%	5,497,232	754,167
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	0.537%	19,716,643	2,957,092
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	0.637%	6,214,255	1,120,242
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.687%	21,230,422	3,471,078
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.687%	7,012,010	979,802
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.587%	19,427,759	2,486,734
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	0.537%	19,814,545	2,232,007
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(k)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	32,498,211	4,963,176
Federal National Mortgage Association REMICS(b),(k)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	0.351%	152,565,254	8,348,325
Freddie Mac REMICS(k)
CMO Series 5287 Class NI
05/25/2051	3.500%	37,952,096	7,600,814
Freddie Mac REMICS(b),(k)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	0.532%	92,626,931	10,189,750
Government National Mortgage Association
08/15/2031	7.000%	11,222	11,553
04/15/2034	5.000%	71,211	72,946
Government National Mortgage Association(k)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	5,701,900	368,945
CMO Series 2020-138 Class GI
09/20/2050	3.000%	32,704,934	5,217,565
CMO Series 2020-191 Class UG
12/20/2050	3.500%	37,095,055	6,416,821
CMO Series 2021-140 Class IW
08/20/2051	3.500%	44,284,525	8,639,459
CMO Series 2021-57 Class KI
03/20/2051	3.500%	41,237,859	7,747,080
CMO Series 2021-89 Class IO
05/20/2051	3.000%	46,529,588	7,402,215
Government National Mortgage Association(b),(k)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	0.650%	8,668,859	1,071,207
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.750%	7,062,062	866,451
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	0.800%	7,835,787	916,634
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	0.750%	10,458,015	1,491,919
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	0.750%	12,567,545	1,462,978
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.700%	23,899,475	3,028,384
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	0.650%	9,807,513	1,115,822
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	0.650%	8,549,460	1,172,525
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.750%	7,695,448	905,835
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.600%	20,255,703	2,481,480
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.600%	5,839,551	685,062
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.600%	16,550,434	1,926,883
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.600%	14,011,118	1,407,025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.600%	13,542,607	1,578,323
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.700%	9,262,781	1,094,427
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.700%	9,027,205	1,030,978
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.750%	53,607,303	7,426,595
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	0.600%	36,199,401	4,382,220
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	1.150%	35,780,441	5,564,488
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.600%	40,651,809	4,915,462
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.850%	42,970,391	6,280,999
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	0.597%	26,093,507	2,963,022
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	1.447%	62,750,957	8,201,199
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.600%	68,674,830	8,677,992
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.600%	39,514,163	5,648,680
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	0.700%	63,555,774	8,430,419
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	0.700%	74,316,705	9,480,671
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.600%	62,050,996	7,765,267
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	0.337%	44,133,912	3,930,169
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	0.397%	77,987,356	7,130,805
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.750%	70,480,960	9,046,274
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	0.600%	76,800,041	9,825,290
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	0.597%	56,946,605	4,441,602
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	1.297%	72,227,914	9,161,663
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.850%	83,002,580	11,041,576
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.000%	111,755,783	7,556,010
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	1.597%	119,184,438	12,316,818
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	0.656%	48,178,418	5,282,990
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.000%	72,062,712	5,272,886
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.897%	31,639,609	3,939,445
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.897%	48,334,286	6,736,784
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	1.297%	69,673,523	6,880,442
Government National Mortgage Association TBA(l)
09/23/2054	3.000%	32,000,000	28,973,143
Uniform Mortgage-Backed Security TBA(l)
09/19/2039	3.000%	19,000,000	18,038,637
09/16/2054	4.000%	67,000,000	63,573,778
09/16/2054	4.500%	38,000,000	36,964,189
09/16/2054	5.000%	62,000,000	61,553,730
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/16/2054	5.500%	132,000,000	132,896,297
09/16/2054	6.000%	152,000,000	154,790,136
Total Residential Mortgage-Backed Securities - Agency (Cost $1,652,454,567)			1,644,621,568

Residential Mortgage-Backed Securities - Non-Agency 8.4%

510 Asset Backed Trust(a),(g)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	9,576,563	9,438,987
A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	15,833,320	16,064,722
Antler Mortgage Trust(a),(c)
CMO Series 2024-RTL1
05/25/2026	9.487%	9,798,070	9,862,189
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	13,791,640	13,791,640
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	18,891,647	18,176,976
CAFL Issuer LLC(a),(g)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	7,117,296	6,986,893
CIM Trust(a),(g)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	7,445,930	7,383,805
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2010-6 Class 2A2
09/25/2035	6.586%	74,141	73,653
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,148,329	1,128,003
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	7.613%	2,571,366	2,585,147
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	404,557	399,296
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.976%	2,178,088	2,179,995
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	7,517,642	7,371,981
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.599%	9,950,000	10,758,955
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR + 6.114% 08/25/2050	11.463%	13,846,967	16,062,482
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	8.349%	15,400,000	16,601,431
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	7.999%	10,400,000	10,978,147
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	8.399%	15,700,000	16,902,546
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month Term SOFR + 3.114% 10/25/2028	8.392%	812,464	814,727
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	14,150,000	14,285,539
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	8,000,000	8,098,308
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,018,925	3,917,421
NYMT Loan Trust(a),(g)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	15,200,000	15,314,461
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	8.349%	9,800,000	9,885,729
OBX Trust(a),(g)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	11,455,277	11,584,698
OSAT Trust(a),(g)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	6,812,420	6,662,271
Point Securitization Trust(a),(c)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	15,856,975	15,645,245
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	10,899,064	10,844,610
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-3 Class A1
04/25/2026	4.867%	7,037,961	6,966,584
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	10,797,712
PRET LLC(a),(g)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	16,093,807	16,308,136
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	16,621,822	16,928,202
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	7,993,221	8,025,063
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	21,482,296	21,822,111
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	11,572,187	11,637,051
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	7,221,121	7,108,487
PRKCM Trust(a),(c)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	14,561,060	13,653,346
PRPM LLC(a),(g)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	8,814,884	8,685,916
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	8.498%	18,984,000	19,187,167
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.891%	10,750,000	11,174,123
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	12,409,958	12,449,630
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	14,895,817	14,911,672
VCAT LLC(a),(g)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	15,357,257	15,346,335
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	4,369,866	4,341,015
Verus Securitization Trust(a),(c)
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	6,559,506
Visio Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	3,755,979
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,320,722
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $467,435,364)			476,778,614

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Entertainment 0.0%
Cineworld Group PLC(d)	31,901	662,946
Total Communication Services		662,946
Total Rights (Cost $391,321)		662,946

Senior Loans 8.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 08/24/2028	8.747%	1,132,593	1,136,195
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% 08/24/2028	8.747%	436,698	438,087
TransDigm, Inc.(b),(m)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	7.843%	3,021,863	3,024,552
Total			4,598,834
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	10.294%	2,392,336	2,473,388
6-month Term SOFR + 2.500% 06/04/2029	7.775%	1,512,937	1,503,482
United Airlines, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/22/2031	8.033%	759,015	760,199
Total			4,737,069
Automotive 0.1%
American Axle & Manufacturing, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	8.327%	1,543,574	1,547,819
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	7.747%	2,131,379	2,133,148
First Brands Group LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.514%	1,700,110	1,677,260
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.514%	1,117,722	1,102,700
Total			6,460,927
Brokerage/Asset Managers/Exchanges 0.3%
AlixPartners LLP(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.861%	2,192,480	2,200,307
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Allspring Buyer LLC(b),(m)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/01/2028	8.887%	1,300,706	1,296,036
Aretec Group, Inc.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 08/09/2030	9.247%	1,902,681	1,860,556
Citadel Securities LP(b),(m)
Term Loan
1-month Term SOFR + 2.250% 07/29/2030	7.497%	3,329,707	3,335,535
HighTower Holding LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500% 04/21/2028	8.748%	2,232,162	2,234,952
Russell Investments US Institutional Holdco, Inc.(b),(m)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	10.252%	2,699,630	2,358,315
VFH Parent LLC(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/21/2031	7.997%	1,463,455	1,463,455
Total			14,749,156
Building Materials 0.3%
Cornerstone Building Brands, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	8.687%	1,374,545	1,331,934
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	9.837%	280,172	275,970
Covia Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/31/2026	9.580%	1,750,241	1,735,469
CPG International LLC(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 04/28/2029	7.847%	742,443	745,227
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Foundation Building Materials, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.763%	1,989,744	1,934,031
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	9.252%	330,162	319,356
Hunter Douglas Holding BV(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.571%	2,654,865	2,634,953
Johnstone Supply LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% 06/09/2031	8.352%	286,001	285,715
LBM Acquisition LLC (b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	9.140%	1,852,377	1,795,749
Park River Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	8.843%	869,313	846,059
Quikrete Holdings, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 04/14/2031	7.747%	2,154,386	2,157,575
Standard Building Solutions, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/22/2028	7.311%	1,333,622	1,338,130
White Cap Supply Holdings LLC(b),(m)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	8.497%	2,845,994	2,826,869
Total			18,227,037
Cable and Satellite 0.2%
CSC Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.837%	1,424,897	1,357,215
DIRECTV Financing LLC(b),(m)
Term Loan
1-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	10.361%	971,289	975,921
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Iridium Communications, Inc.(b),(m)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	7.497%	2,167,757	2,158,284
Telesat Canada(b),(m)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	8.074%	2,179,765	1,032,664
UPC Financing Partnership(b),(m)
Tranche AX Term Loan
1-month Term SOFR + 2.925% 01/31/2029	8.376%	2,550,000	2,531,232
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.951%	1,925,000	1,856,816
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.701%	1,000,000	961,750
Total			10,873,882
Chemicals 0.4%
A-AP Buyer, Inc.(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/01/2031	8.600%	1,309,583	1,312,856
Ascend Performance Materials Operations LLC(b),(m)
Term Loan
6-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	10.074%	1,153,911	1,118,809
Axalta Coating Systems Dutch Holding B BV/Axalta Coating Systems US Holdings, Inc.(b),(m)
Tranche B6 Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 12/20/2029	7.335%	955,571	957,865
Herens Holdco SARL(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.925% Floor 0.750% 07/03/2028	9.360%	1,549,770	1,485,362
Ineos Quattro Holdings UK Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	9.597%	2,448,862	2,451,924
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	8.497%	2,313,280	2,307,496
1-month Term SOFR + 3.750% 02/07/2031	8.997%	150,000	150,038
Innophos Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.750% 02/05/2027	9.111%	598,438	597,689
Nouryon Finance BV(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 04/03/2028	8.628%	1,174,236	1,177,665
Tranche B2 Term Loan
3-month Term SOFR + 3.500% 04/03/2028	8.821%	1,122,751	1,126,962
Olympus Water US Holding Corp.(b),(m)
Tranche B5 Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 06/20/2031	9.097%	2,330,075	2,335,574
PMHC II, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.704%	1,112,093	1,091,741
Sparta US Holdco LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 08/02/2030	8.593%	972,556	973,928
Tronox Finance LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.750% 04/04/2029	7.997%	477,095	478,178
Windsor Holdings III LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/01/2030	9.311%	2,797,505	2,805,366
WR Grace Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	8.497%	1,237,310	1,239,784
Total			21,611,237
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(m)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	7.835%	1,038,390	1,041,640
Consumer Cyclical Services 0.5%
Allied Universal Holdco LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	9.097%	2,365,653	2,350,678
Amentum Government Services Holdings LLC(b),(m)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.361%	944,104	944,104
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	9.278%	1,629,594	1,628,584
APX Group, Inc.(b),(m)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/10/2028	8.302%	1,741,049	1,743,225
Arches Buyer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.597%	2,928,785	2,821,709
Cast & Crew LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.997%	1,017,182	1,019,145
Conservice Midco LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/13/2027	8.747%	2,898,149	2,901,742
Corporation Service Co.(b),(f),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/02/2029	7.747%	2,004,739	2,007,245
Cushman & Wakefield US Borrower LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/31/2030	8.997%	1,303,655	1,306,915
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ensemble RCM LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	8.252%	1,001,270	1,003,423
Fleet Midco I Ltd.(b),(m)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.578%	1,450,388	1,450,388
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% 11/09/2029	7.247%	426,105	426,165
Grant Thornton Advisors LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% 06/02/2031	8.597%	454,237	455,445
OMNIA Partners LLC(b),(m)
Term Loan
3-month Term SOFR + 3.250% 07/25/2030	8.529%	1,150,000	1,153,599
PG Polaris Bidco SARL(b),(m)
Term Loan
3-month Term SOFR + 3.500% 03/26/2031	8.835%	1,740,598	1,744,950
Prime Security Services Borrower LLC(b),(m),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 10/13/2030	7.600%	1,414,708	1,416,617
Signal Parent, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 04/03/2028	8.847%	1,815,703	1,583,548
TruGreen LP(b),(f),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	9.347%	1,068,437	1,036,384
Uber Technologies, Inc.(b),(m)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.089%	2,731,934	2,741,878
WW International, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.861%	1,171,875	318,363
Total			30,054,107
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Amer Sports Co.(b),(m)
Term Loan
3-month Term SOFR + 3.250% 02/17/2031	8.346%	1,619,186	1,621,209
Bombardier Recreational Products, Inc.(b),(m),(n)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.997%	1,236,788	1,237,097
Bombardier Recreational Products, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	7.997%	1,927,673	1,928,020
Osmosis Buyer Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 07/31/2028	8.843%	742,424	743,122
Recess Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/20/2030	9.752%	1,268,983	1,271,953
SRAM LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/18/2028	8.111%	1,365,761	1,364,914
SWF Holdings I Corp.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	9.361%	785,506	589,578
Thor Industries, Inc.(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 2.250% 11/15/2030	7.497%	430,795	431,333
Topgolf Callaway Brands Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	8.247%	2,266,385	2,242,769
Weber-Stephen Products LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	8.611%	2,384,642	2,209,276
Total			13,639,271
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.4%
Barnes Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.500% 09/03/2030	7.747%	1,934,137	1,938,972
CD&R Hydra Buyer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	9.347%	1,432,815	1,423,258
DXP Enterprises, Inc.(b),(m)
Term Loan
6-month Term SOFR + 4.750% Floor 1.000% 10/11/2030	10.164%	1,359,145	1,365,370
EMRLD Borrower LP(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/31/2030	7.557%	2,704,132	2,702,158
Filtration Group Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/21/2028	8.861%	2,625,006	2,631,201
Gates Corp.(b),(m)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 06/04/2031	7.497%	1,476,827	1,479,130
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(m)
Term Loan
6-month Term SOFR + 5.000% 02/15/2029	10.326%	1,462,239	1,452,281
Madison IAQ LLC(b),(m)
Term Loan
6-month Term SOFR + 2.750% 06/21/2028	7.889%	2,629,151	2,631,386
TK Elevator Midco GmbH(b),(m)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	8.588%	2,494,407	2,502,464
Vertiv Group Corp.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 03/02/2027	7.343%	1,424,751	1,428,085
WEC US Holdings Ltd.(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/27/2031	7.997%	2,963,477	2,965,196
Total			22,519,501
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.3%
Calpine Construction Finance Co. LP(b),(m)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	7.247%	727,012	725,827
Calpine Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.000% 12/16/2027	7.247%	717,949	719,047
1-month Term SOFR + 2.000% 01/13/2031	7.247%	1,346,625	1,344,955
Carroll County Energy LLC(b),(m)
Term Loan
3-month Term SOFR + 4.000% 06/30/2031	9.335%	2,095,959	2,090,719
Constellation Renewables LLC(b),(m)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	7.307%	2,520,585	2,522,325
EFS Cogen Holdings I LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/01/2027	9.096%	1,272,857	1,277,834
Generation Bridge Northeast LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/22/2029	8.747%	1,107,722	1,115,111
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/31/2031	8.997%	1,852,721	1,865,949
Nautilus Power LLC(b),(m)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	10.846%	474,877	470,622
New Frontera Holdings LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 0.000% Floor 1.000% 07/28/2026	18.596%	217,161	282,581
2nd Lien Term Loan
3-month Term SOFR + 0.000% Floor 1.000% 07/28/2028	7.096%	75,277	60,316
South Field Energy(b),(m),(n)
Term Loan
3-month Term SOFR + 3.750% 08/15/2031	9.002%	92,319	92,434
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
1-month Term SOFR + 3.750% 08/15/2031	9.002%	1,505,204	1,507,085
Vistra Zero Operating Co. LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	7.997%	1,903,446	1,912,735
Total			15,987,540
Environmental 0.1%
AAL Delaware Holdco, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% 07/30/2031	8.747%	681,476	683,390
Covanta Holdings Corp. (b),(m)
Tranche B Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.744%	2,047,789	2,048,424
Tranche C Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.588%	156,923	156,972
EnergySolutions LLC/Envirocare of Utah LLC (b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 09/20/2030	8.997%	2,057,745	2,070,606
Northstar Group Services, Inc.(b),(m)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	10.014%	856,705	859,918
Total			5,819,310
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.311%	732,889	735,410
Food and Beverage 0.2%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	7.247%	1,500,000	1,503,000
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	7.247%	989,999	992,970
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG PPC Parent LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	8.361%	879,009	878,464
Del Monte Foods Corp. II, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	9.702%	1,691,191	574,159
Primary Products Finance LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.971%	2,746,493	2,747,344
Triton Water Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.846%	2,585,957	2,584,198
Utz Quality Foods LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/20/2028	7.997%	1,560,931	1,563,866
Total			10,844,001
Gaming 0.5%
Caesars Entertainment, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/06/2030	7.997%	2,363,907	2,362,796
Tranche B1 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/06/2031	7.997%	845,250	843,838
ECL Entertainment LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/31/2030	9.247%	1,280,230	1,283,431
Entain PLC(b),(m)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	8.014%	3,186,526	3,190,509
Fertitta Entertainment LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	9.087%	2,855,758	2,849,075
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flutter Entertainment PLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 11/29/2030	7.585%	3,793,486	3,792,803
HRNI Holdings LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.735%	2,930,130	2,905,722
Light and Wonder International, Inc.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/15/2029	7.592%	1,315,172	1,314,514
Ontario Gaming GTA LP(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	9.585%	2,686,577	2,685,610
PCI Gaming Authority(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	7.342%	2,169,795	2,155,453
Penn Entertainment, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.097%	2,134,061	2,140,293
Scientific Games Holdings LP (b),(m)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	8.318%	3,507,452	3,490,371
Total			29,014,415
Health Care 0.4%
Agiliti Health, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	8.332%	703,753	698,038
Catalent Pharma Solutions, Inc.(b),(f),(m)
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/22/2028	8.311%	1,983,670	1,986,150
CHG Healthcare Services, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/29/2028	8.611%	759,312	761,210
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.685%	1,688,336	1,695,732
ICON PLC(b),(m)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.335%	338,446	340,061
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.335%	84,324	84,726
Medline Borrower LP(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	7.997%	4,643,093	4,652,193
Packaging Coordinators Midco, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 11/30/2027	8.585%	394,608	395,267
Parexel International, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/15/2028	8.247%	2,152,084	2,159,251
Pluto Acquisition I, Inc.(b),(m)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	10.947%	512,904	518,033
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	9.132%	1,902,294	1,731,087
Select Medical Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.247%	445,621	447,479
Star Parent, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.750% 09/27/2030	9.085%	1,538,442	1,527,596
Surgery Center Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	8.061%	2,815,280	2,817,982
Upstream Newco, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.764%	2,474,509	2,235,571
Total			22,050,376
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.1%
Parkway Generation LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.264%	2,320,253	2,332,829
Tranche C Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.264%	309,020	310,694
Total			2,643,523
Leisure 0.4%
Alterra Mountain Co.(b),(m)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	8.497%	2,613,947	2,615,907
Tranche B5 Term Loan
1-month Term SOFR + 3.500% 05/31/2030	8.747%	427,079	428,860
Bulldog Purchaser, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/30/2031	9.585%	791,991	793,575
Carnival Corp. (b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	7.997%	861,102	863,797
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	7.997%	1,826,937	1,828,234
Cinemark USA, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/24/2030	8.523%	2,876,871	2,883,459
Crown Finance US, Inc.(b),(m)
Term Loan
1-month Term SOFR + 1.500% 07/31/2028	6.861%	853,165	865,963
Formula One Management Ltd.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.585%	2,909,923	2,920,835
Life Time, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 01/15/2026	9.514%	755,307	757,037
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Motion Acquisition Ltd.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	8.835%	2,410,124	2,376,985
NAI Entertainment Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 05/08/2025	8.361%	1,577,847	1,571,440
UFC Holdings LLC(b),(m)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.291%	3,100,273	3,108,024
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.111%	1,291,770	1,291,641
Total			22,305,757
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/02/2028	7.747%	2,946,146	2,941,993
Playa Resorts Holding BV(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	8.028%	2,402,193	2,397,268
Travel + Leisure Co.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/14/2029	8.661%	1,566,136	1,567,310
Total			6,906,571
Media and Entertainment 0.5%
AppLovin Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/25/2028	7.747%	2,336,257	2,338,196
Cengage Learning, Inc.(b),(m)
Tranche B 1st Lien Term Loan
6-month Term SOFR + 4.250% Floor 1.000% 03/24/2031	9.538%	2,869,206	2,876,379
CMG Media Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2026	8.935%	1,057,728	910,799
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Creative Artists Agency LLC(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 11/27/2028	8.497%	2,900,342	2,912,117
Cumulus Media New Holdings, Inc.(b),(m)
Term Loan
3-month Term SOFR + 5.000% 05/02/2029	10.503%	1,347,546	572,707
Dotdash Meredith, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.442%	1,352,672	1,350,981
E.W. Scripps Co. (The)(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	7.924%	2,882,765	2,750,533
Emerald X, Inc.(b),(m)
Term Loan
1-month Term SOFR + 5.000% 05/22/2026	10.347%	1,298,066	1,302,661
iHeartCommunications, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.000% 05/01/2026	8.361%	1,108,872	917,990
Lions Gate Capital Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.250% 03/24/2025	7.597%	1,068,368	1,066,146
Nielsen Consumer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.750% 03/06/2028	9.111%	1,955,764	1,929,577
Plano Holdco, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% 08/30/2031	8.850%	569,934	571,359
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.111%	3,561,485	3,554,505
Sinclair Television Group, Inc.(b),(m)
Tranche B3 Term Loan
3-month Term SOFR + 3.000% 04/01/2028	8.514%	1,215,375	856,584
StubHub Holdco Sub LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.997%	2,130,327	2,120,570
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 03/15/2026	8.611%	463,376	462,857
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.611%	920,737	891,964
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	9.585%	196,000	193,428
Total			27,579,353
Midstream 0.3%
AL GCX Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/17/2029	8.077%	1,108,766	1,111,073
CQP Holdco LP(b),(m)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 12/31/2030	7.585%	3,299,258	3,308,034
GIP III Stetson I LP/II(b),(m)
Term Loan
1-month Term SOFR + 3.500% 10/31/2028	8.747%	1,119,341	1,121,445
GIP Pilot Acquisition Partners LP(b),(m)
Term Loan
3-month Term SOFR + 2.500% 10/04/2030	7.818%	2,508,830	2,515,102
ITT Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/11/2030	8.347%	1,881,917	1,884,853
NGP XI Midstream Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 4.000% 07/25/2031	9.285%	800,844	799,843
Oryx Midstream Services Permian Basin LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	8.441%	2,000,469	2,005,150
Traverse Midstream Partners LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500% 02/16/2028	8.752%	1,647,889	1,649,603
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whitewater DBR Holdco LLC(b),(m)
Term Loan
3-month Term SOFR + 2.750% 03/03/2031	8.085%	1,456,327	1,461,337
Total			15,856,440
Oil Field Services 0.0%
ChampionX Corp.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	8.102%	992,500	993,741
Goodnight Water Solutions Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 5.250% 06/04/2029	10.593%	965,777	960,948
Lealand Finance Co. BV(b),(m)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	8.361%	8,649	4,432
1-month Term SOFR + 1.000% 12/31/2027	6.361%	126,974	44,864
Total			2,003,985
Other Financial Institutions 0.2%
19th Holdings Golf LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.700%	1,090,648	1,067,013
Alter Domus(b),(m),(n)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 05/14/2031	8.821%	20,988	21,045
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/17/2031	8.822%	283,798	284,568
Citco Funding LLC(b),(m)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	8.097%	818,394	822,486
FinCo I LLC(b),(m)
Term Loan
3-month Term SOFR + 3.000% 06/27/2029	8.255%	934,040	938,710
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Freeport LNG Investments LLLP(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.044%	2,933,598	2,911,977
IGT Holding IV AB(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.972%	2,795,972	2,801,229
Trans Union LLC(b),(m)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	7.247%	921,209	921,623
Total			9,768,651
Other Industry 0.1%
Artera Services LLC(b),(m),(n)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.835%	1,049,439	1,038,620
Brand Industrial Services, Inc.(b),(m)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.748%	143,183	141,930
Hillman Group, Inc. (The)(b),(m)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 07/14/2028	7.497%	1,577,210	1,577,809
WireCo WorldGroup, Inc.(b),(f),(m)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	9.032%	1,140,106	1,142,956
Total			3,901,315
Other REIT 0.0%
OEG Borrower LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	8.835%	417,866	416,822
Packaging 0.3%
Anchor Packaging LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/18/2029	8.997%	1,640,587	1,645,509
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Charter Next Generation, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/01/2027	8.497%	3,618,618	3,625,964
Clydesdale Acquisition Holdings, Inc.(b),(m),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	8.422%	1,955,621	1,951,749
Flint Group Packaging Inks North America Holdings LLC(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.645%	679,606	596,354
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.645%	906,290	166,912
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.795%	1,276,254	1,205,001
Mauser Packaging Solutions Holding Co.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 04/15/2027	8.842%	771,899	773,829
Pactiv Evergreen, Inc.(b),(m)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	7.747%	2,135,885	2,136,418
Tosca Services LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	9.014%	965,000	812,491
Tosca Services LLC(b),(m),(n)
Tranche A Term Loan
3-Month Term SOFR + 5.500% 11/30/2028	10.600%	1,167,117	1,167,117
Total			14,081,344
Paper 0.0%
Verde Purchaser LLC(b),(m),(n)
Term Loan
3-month Term SOFR + 4.500% 11/30/2030	10.344%	1,400,000	1,400,000
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	7.192%	824,785	823,655
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.3%
Acrisure LLC (b),(m)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/06/2030	8.594%	1,405,988	1,394,684
AssuredPartners, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.747%	1,755,520	1,758,382
Asurion LLC(b),(m)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.611%	813,166	809,149
Broadstreet Partners, Inc.(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	8.497%	3,724,063	3,721,381
Hub International Ltd.(b),(m)
Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 06/20/2030	8.255%	2,659,183	2,660,300
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(m)
Term Loan
3-month Term SOFR + 3.000% 07/31/2031	8.252%	2,679,179	2,681,403
Truist Insurance Holdings LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% 05/06/2031	8.585%	2,166,826	2,167,281
USI, Inc.(b),(m)
Term Loan
3-month Term SOFR + 2.750% 09/27/2030	8.085%	1,083,665	1,082,895
Tranche B Term Loan
3-month Term SOFR + 2.750% 11/22/2029	8.085%	1,673,514	1,672,895
Total			17,948,370
Restaurants 0.1%
Dave & Buster’s, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/29/2029	8.500%	1,460,392	1,457,661
IRB Holding Corp.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.097%	3,043,684	3,044,811
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whatabrands LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	7.997%	3,148,105	3,149,301
Total			7,651,773
Retailers 0.2%
CWGS Group LLC(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 06/03/2028	7.891%	1,244,214	1,184,082
Great Outdoors Group LLC(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.111%	3,765,830	3,764,248
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	7.687%	2,410,351	2,375,835
PetSmart LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.097%	1,915,393	1,901,027
Restoration Hardware, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	7.861%	498,718	458,666
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	8.597%	984,962	925,047
Total			10,608,905
Technology 1.9%
Adeia, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.000% 06/08/2028	8.336%	2,768,625	2,773,830
Ascend Learning LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.847%	2,864,152	2,857,450
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.097%	1,753,172	1,678,662
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.497%	3,355,383	3,326,628
Atlas CC Acquisition Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.569%	1,685,540	1,277,993
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.569%	342,822	259,931
Avaya, Inc.(b),(m)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	12.747%	1,342,060	1,186,771
Barracuda Parent LLC(b),(m)
1st Lien Term Loan
6-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.814%	2,725,417	2,649,187
Boost Newco Borrower LLC(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 01/31/2031	7.748%	2,381,947	2,383,638
Boxer Parent Co., Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.750% 07/30/2031	9.005%	1,031,257	1,028,040
Camelot US Acquisition LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.997%	2,849,448	2,849,448
Central Parent LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	8.585%	3,856,716	3,819,113
Cloud Software Group, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 03/30/2029	9.335%	3,644,874	3,641,375
Cloudera, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.097%	2,398,267	2,341,309
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Coherent Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 07/02/2029	7.747%	1,773,624	1,777,171
CoreLogic, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.861%	1,937,670	1,911,027
Cotiviti, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% 05/01/2031	8.592%	2,984,664	2,983,410
Darktrace PLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/02/2031	3.250%	1,656,403	1,640,187
DCert Buyer, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	9.247%	3,027,155	2,961,889
Dun & Bradstreet Corp. (The)(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.026%	2,875,277	2,878,411
Ellucian Holdings, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/09/2029	8.847%	2,865,546	2,870,934
Endurance International Group Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	8.965%	2,080,711	1,851,833
Everi Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/03/2028	7.861%	1,826,739	1,830,319
Flash Charm, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.748%	2,693,402	2,673,686
Fortress Intermediate 3, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.750% 06/27/2031	9.002%	1,896,700	1,896,700
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gen Digital, Inc.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/12/2029	6.997%	1,944,022	1,941,320
Genesys Cloud Services Holdings I LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.111%	258,867	260,097
Greeneden US Holdings I LLC(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.747%	122,675	123,101
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(m)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	9.085%	1,777,669	1,777,669
Idemia Group SAS(b),(m)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	9.585%	2,742,838	2,746,267
Informatica LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.250% 10/27/2028	7.497%	2,223,833	2,228,014
Ingram Micro, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 06/30/2028	8.596%	2,512,684	2,520,021
ION Trading Finance Ltd.(b),(m)
Term Loan
3-month Term SOFR + 4.000% 04/01/2028	9.346%	564,409	565,216
Loyalty Ventures, Inc.(f),(m),(o)
Tranche B Term Loan
11/03/2027	14.000%	1,604,304	12,032
Lummus Technology Holdings V LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.861%	2,727,497	2,734,316
McAfee Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 03/01/2029	8.592%	3,256,487	3,243,754
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mitchell International, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	8.594%	2,287,554	2,265,342
Mitnick Corporate Purchaser, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	9.852%	778,220	677,604
Natel Engineering Co., Inc.(b),(m)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	11.611%	2,419,313	2,092,705
Neptune BidCo US, Inc.(b),(m)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	10.154%	927,210	880,618
Nielsen Consumer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.997%	1,175,872	1,167,794
Open Text Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.250% 01/31/2030	7.497%	1,959,415	1,968,213
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.097%	3,062,983	2,994,066
Tranche B1 2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 0.750% 02/01/2029	12.971%	995,348	965,487
Project Boost Purchaser LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.500% 07/16/2031	8.786%	1,987,909	1,992,381
Proofpoint, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	8.247%	2,994,816	2,995,654
Rackspace Finance LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	8.154%	839,761	413,583
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology LLC(b),(m)
Term Loan
3-month Term SOFR + 2.500% 07/01/2028	7.835%	680,166	405,263
Sabre GLBL, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	9.597%	209,158	193,770
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.861%	621,530	572,584
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.861%	974,056	897,349
Sovos Compliance LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.861%	2,752,489	2,753,728
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	7.247%	1,068,376	1,071,046
Tempo Acquisition LLC(b),(m)
Term Loan
1-month Term SOFR + 2.250% 08/31/2028	7.497%	2,126,193	2,131,211
UKG, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/10/2031	8.555%	2,080,737	2,085,169
Ultra Clean Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% 02/25/2028	8.747%	1,590,558	1,595,536
Virtusa Corp.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	8.497%	2,352,365	2,350,906
VS Buyer LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% 04/12/2031	8.587%	397,501	397,501
Total			108,368,259
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Transportation Services 0.1%
Brown Group Holding LLC(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/01/2031	7.939%		2,022,851	2,021,233
First Student Bidco, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.596%		1,651,557	1,654,282
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.435%		746,008	747,351
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.596%		503,708	504,539
Total				4,927,405
Wireless 0.1%
Altice France SA(b),(m)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.801%		1,879,966	1,424,863
Crown Subsea Communications Holding, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	9.252%		2,471,768	2,486,179
SBA Senior Finance II LLC(b),(m)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.250%		1,397,436	1,398,806
Total				5,309,848
Total Senior Loans (Cost $503,749,062)				495,465,689

Treasury Bills(i) 0.2%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.2%
Egypt Treasury Bills
02/25/2025	27.990%	EGP	306,075,000	5,535,412
03/18/2025	27.790%	EGP	322,050,000	5,748,348
Total				11,283,760
Total Treasury Bills (Cost $11,661,372)				11,283,760

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%	2,000,000	1,872,630
11/30/2026	1.540%	2,500,000	2,363,914
Total U.S. Government & Agency Obligations (Cost $4,500,000)			4,236,544

U.S. Treasury Obligations 0.2%

U.S. Treasury
03/31/2028	1.250%	6,250,000	5,725,097
07/31/2028	1.000%	6,250,000	5,626,465
Total U.S. Treasury Obligations (Cost $11,084,320)			11,351,562

Call Option Contracts Purchased 0.4%
Value ($)
(Cost $14,054,150)	19,219,746

Put Option Contracts Purchased 0.0%

(Cost $2,873,300)	400,190

Money Market Funds 7.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(p),(q)	409,423,629	409,341,744
Total Money Market Funds (Cost $409,251,288)		409,341,744
Total Investments in Securities (Cost: $6,142,576,167)		6,085,449,899
Other Assets & Liabilities, Net		(423,453,677)
Net Assets		5,661,996,222
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
At August 31, 2024, securities and/or cash totaling $24,411,732 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,565,000 EUR	23,793,311 USD	Citi	09/26/2024	—	(68,678)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	4,177	03/2026	USD	1,011,095,063	97,540	—
3-Month SOFR	4,010	03/2026	USD	970,670,625	—	(1,238,083)
U.S. Treasury Ultra Bond	2,175	12/2024	USD	286,964,063	—	(4,556,673)
Total					97,540	(5,794,756)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(8,187)	03/2025	USD	(1,959,660,788)	2,266,937	—
U.S. Long Bond	(2,001)	12/2024	USD	(246,373,125)	2,172,100	—
U.S. Treasury 10-Year Note	(480)	12/2024	USD	(54,510,000)	335,213	—
U.S. Treasury 2-Year Note	(3,765)	12/2024	USD	(781,413,988)	—	(244,047)
U.S. Treasury 5-Year Note	(4,569)	12/2024	USD	(499,841,463)	764,070	—
Total					5,538,320	(244,047)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.80	04/10/2025	3,070,000	4,669,620
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	50,000,000	50,000,000	3.25	08/19/2025	1,532,500	1,316,050
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	11/29/2024	4,755,000	5,173,560
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	89,000,000	89,000,000	3.80	09/20/2024	1,143,650	1,624,027
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	170,000,000	170,000,000	4.00	05/07/2025	3,553,000	6,436,489
Total							14,054,150	19,219,746

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	100,000,000	100,000,000	4.50	04/16/2025	2,355,000	397,180
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	4.50	10/07/2024	518,300	3,010
Total							2,873,300	400,190

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(212,020,000)	(212,020,000)	3.25	9/23/2024	(943,489)	(611,847)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(1,446,053)	—	—	—	(1,446,053)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(595,483)	—	—	—	(595,483)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	17,394,991	—	—	17,394,991	—
Total							15,353,455	—	—	17,394,991	(2,041,536)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,489,848	(6,500)	3,157,416	—	—	(1,674,068)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	2,103,275	(5,550)	2,934,749	—	—	(837,024)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	504,257	(2,200)	640,926	—	—	(138,869)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	504,256	(2,200)	141,700	—	360,356	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	1,650,525	(5,575)	2,526,609	—	—	(881,659)
Total							6,252,161	(22,025)	9,401,400	—	360,356	(3,531,620)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	83,300,242	(1,167,863)	—	—	—	(1,167,863)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	12.660	USD	18,000,000	(3,071,378)	9,000	—	(2,057,335)	—	(1,005,043)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.660	USD	9,500,000	(1,621,005)	4,750	—	(1,959,826)	343,571	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	12.660	USD	9,500,000	(1,621,005)	4,750	—	(1,518,147)	—	(98,108)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.660	USD	8,000,000	(1,365,057)	4,000	—	(1,493,644)	132,587	—
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	31.154	USD	4,620,690	(512,710)	2,310	—	(905,050)	394,650	—
Total								(8,191,155)	24,810	—	(7,934,002)	870,808	(1,103,151)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	10.998%
SOFR	Secured Overnight Financing Rate	5.330%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $2,438,605,425, which represents 43.07% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2024.

(d)	Non-income producing investment.
(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.

(f)	Valuation based on significant unobservable inputs.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Represents a security purchased on a when-issued basis.
(m)
The stated interest rate represents the weighted average interest rate at August 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Represents a security purchased on a forward commitment basis.
(o)	Represents a security in default.
(p)	The rate shown is the seven-day current annualized yield at August 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Notes to Portfolio of Investments (continued)
(q)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	284,775,725	1,841,543,187	(1,716,992,096)	14,928	409,341,744	19,933	19,160,522	409,423,629
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	663,745,602	—	663,745,602
Commercial Mortgage-Backed Securities - Non-Agency	—	63,859,815	—	63,859,815
Common Stocks
Communication Services	18,712	160,632	—	179,344
Consumer Discretionary	—	2,496	—	2,496
Energy	—	27,704	—	27,704
Health Care	—	148,214	—	148,214
Industrials	—	38,135	—	38,135
Information Technology	—	324,966	—	324,966
Materials	—	—	1	1
Total Common Stocks	18,712	702,147	1	720,860
Convertible Bonds	—	5,074,097	—	5,074,097
Convertible Preferred Stocks
Information Technology	—	—	0 *	0 *
Total Convertible Preferred Stocks	—	—	0 *	0 *
Corporate Bonds & Notes	—	1,961,010,814	—	1,961,010,814
Foreign Government Obligations	—	317,676,348	—	317,676,348
Residential Mortgage-Backed Securities - Agency	—	1,644,621,568	—	1,644,621,568
Residential Mortgage-Backed Securities - Non-Agency	—	444,809,998	31,968,616	476,778,614
Rights
Communication Services	—	662,946	—	662,946
Total Rights	—	662,946	—	662,946
Senior Loans	—	489,280,922	6,184,767	495,465,689
Treasury Bills	—	11,283,760	—	11,283,760
U.S. Government & Agency Obligations	—	4,236,544	—	4,236,544
U.S. Treasury Obligations	—	11,351,562	—	11,351,562
Call Option Contracts Purchased	—	19,219,746	—	19,219,746
Put Option Contracts Purchased	—	400,190	—	400,190
Money Market Funds	409,341,744	—	—	409,341,744
Total Investments in Securities	409,360,456	5,637,936,059	38,153,384	6,085,449,899
Investments in Derivatives
Asset
Futures Contracts	5,635,860	—	—	5,635,860
Swap Contracts	—	18,626,155	—	18,626,155
Liability
Forward Foreign Currency Exchange Contracts	—	(68,678)	—	(68,678)
Futures Contracts	(6,038,803)	—	—	(6,038,803)
Call Option Contracts Written	—	(611,847)	—	(611,847)
Swap Contracts	—	(7,844,170)	—	(7,844,170)
Total	408,957,513	5,648,037,519	38,153,384	6,095,148,416

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 08/31/2024 ($)
Asset-Backed Securities — Non-Agency	12,660,753	-	-	-	-	-	-	(12,660,753)	-
Common Stocks	10,891	-	-	(11,163)	72	-	201	-	1
Convertible Preferred Stocks	3,622	-	-	(3,622)	-	-	-	-	-
Residential Mortgage-Backed Securities — Non-Agency	65,825,670	-	163,774	1,248,822	-	(35,269,650)	-	-	31,968,616
Senior Loans	4,299,959	1,373	(1,111,347)	1,108,403	3,128,523	(559,669)	2,154,938	(2,837,413)	6,184,767
Total	82,800,895	1,373	(947,573)	2,342,440	3,128,595	(35,829,319)	2,155,139	(15,498,166)	38,153,384
(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2024 was $679,064, which is comprised of Common Stocks of $(11,163), Convertible Preferred Stocks of $(3,622), Residential Mortgage-Backed Securities - Non-Agency of $672,585 and Senior Loans of $21,264.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer and/or utilizing a market approach. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at August 31, 2024:
	Valuation Technique	Value ($)
Common Stocks
Energy	Market Approach	0
Materials	Market Approach	1
Convertible Preferred Stocks
Information Technology	Market Approach	0
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	31,968,616
Senior Loans	Single Market Quotes from Broker	6,184,767
Total		38,153,384
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,716,397,429)	$5,656,488,219
Affiliated issuers (cost $409,251,288)	409,341,744
Option contracts purchased (cost $16,927,450)	19,619,936
Cash	1,460,511
Foreign currency (cost $321)	320
Cash collateral held at broker for:
Swap contracts	2,840,000
Margin deposits on:
Futures contracts	12,916,008
Swap contracts	8,655,724
Unrealized appreciation on swap contracts	1,231,164
Upfront payments on swap contracts	9,401,400
Receivable for:
Investments sold	9,135
Investments sold on a delayed delivery basis	127,033,007
Capital shares sold	15,547,167
Dividends	1,506,842
Interest	45,298,060
Foreign tax reclaims	76,956
Variation margin for futures contracts	3,610,446
Variation margin for swap contracts	212,192
Prepaid expenses	38,297
Deferred compensation of board members	432,821
Total assets	6,315,719,949
Liabilities
Option contracts written, at value (premiums received $943,489)	611,847
Unrealized depreciation on forward foreign currency exchange contracts	68,678
Unrealized depreciation on swap contracts	4,634,771
Upfront receipts on swap contracts	7,934,002
Payable for:
Investments purchased on a delayed delivery basis	632,606,194
Capital shares redeemed	3,403,578
Variation margin for futures contracts	3,164,006
Variation margin for swap contracts	2,329
Foreign capital gains taxes deferred	16,685
Management services fees	85,546
Distribution and/or service fees	11,373
Transfer agent fees	419,867
Compensation of board members	6,763
Other expenses	163,428
Deferred compensation of board members	594,660
Total liabilities	653,723,727
Net assets applicable to outstanding capital stock	$5,661,996,222
Represented by
Paid in capital	6,335,198,268
Total distributable earnings (loss)	(673,202,046)
Total - representing net assets applicable to outstanding capital stock	$5,661,996,222
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Statement of Assets and Liabilities (continued)
August 31, 2024
Class A
Net assets	$990,171,610
Shares outstanding	44,760,276
Net asset value per share	$22.12
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$23.22
Advisor Class
Net assets	$247,360,781
Shares outstanding	11,442,322
Net asset value per share	$21.62
Class C
Net assets	$160,228,402
Shares outstanding	7,246,669
Net asset value per share	$22.11
Institutional Class
Net assets	$3,270,687,480
Shares outstanding	151,068,596
Net asset value per share	$21.65
Institutional 2 Class
Net assets	$498,975,294
Shares outstanding	23,026,395
Net asset value per share	$21.67
Institutional 3 Class
Net assets	$477,515,825
Shares outstanding	22,135,914
Net asset value per share	$21.57
Class R
Net assets	$17,056,830
Shares outstanding	764,664
Net asset value per share	$22.31
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Statement of Operations
Year Ended August 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$19,160,522
Interest	317,608,506
Interfund lending	4,512
Foreign taxes withheld	(505,537)
Total income	336,268,003
Expenses:
Management services fees	29,323,389
Distribution and/or service fees
Class A	2,375,799
Class C	1,623,137
Class R	77,878
Transfer agent fees
Class A	909,633
Advisor Class	235,679
Class C	155,421
Institutional Class	2,897,685
Institutional 2 Class	251,129
Institutional 3 Class	29,611
Class R	14,906
Custodian fees	150,230
Printing and postage fees	290,842
Registration fees	221,881
Accounting services fees	60,496
Legal fees	79,451
Interest on collateral	694,239
Compensation of chief compliance officer	971
Compensation of board members	66,279
Deferred compensation of board members	37,291
Other	90,991
Total expenses	39,586,938
Expense reduction	(2,799)
Total net expenses	39,584,139
Net investment income	296,683,864
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Statement of Operations (continued)
Year Ended August 31, 2024
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(52,078,953)
Investments — affiliated issuers	19,933
Foreign currency translations	795,589
Forward foreign currency exchange contracts	64,045
Futures contracts	(7,315,566)
Option contracts purchased	(9,192,402)
Option contracts written	894,009
Swap contracts	(3,065,879)
Net realized loss	(69,879,224)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	298,347,119
Investments — affiliated issuers	14,928
Foreign currency translations	38,151
Forward foreign currency exchange contracts	(161,544)
Futures contracts	3,560,176
Option contracts purchased	9,384,363
Option contracts written	331,642
Swap contracts	4,661,608
Foreign capital gains tax	(614)
Net change in unrealized appreciation (depreciation)	316,175,829
Net realized and unrealized gain	246,296,605
Net increase in net assets resulting from operations	$542,980,469
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Statement of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income	$296,683,864	$260,245,761
Net realized loss	(69,879,224)	(362,721,909)
Net change in unrealized appreciation (depreciation)	316,175,829	160,451,989
Net increase in net assets resulting from operations	542,980,469	57,975,841
Distributions to shareholders
Net investment income and net realized gains
Class A	(51,755,560)	(45,862,924)
Advisor Class	(14,280,891)	(12,817,501)
Class C	(7,621,015)	(7,571,149)
Institutional Class	(176,220,897)	(145,715,320)
Institutional 2 Class	(26,525,566)	(19,456,428)
Institutional 3 Class	(25,106,445)	(22,033,485)
Class R	(803,624)	(611,037)
Total distributions to shareholders	(302,313,998)	(254,067,844)
Increase (decrease) in net assets from capital stock activity	407,444,176	(475,268,339)
Total increase (decrease) in net assets	648,110,647	(671,360,342)
Net assets at beginning of year	5,013,885,575	5,685,245,917
Net assets at end of year	$5,661,996,222	$5,013,885,575
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2024		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	8,273,686	177,642,044	6,050,412	128,300,745
Distributions reinvested	2,262,119	48,380,071	2,026,317	42,791,899
Shares redeemed	(9,961,107)	(213,584,359)	(11,331,356)	(238,721,659)
Net increase (decrease)	574,698	12,437,756	(3,254,627)	(67,629,015)
Advisor Class
Shares sold	3,412,911	71,884,943	2,858,154	59,545,498
Distributions reinvested	680,644	14,232,890	617,619	12,762,540
Shares redeemed	(4,515,306)	(94,596,291)	(5,560,482)	(114,626,561)
Net decrease	(421,751)	(8,478,458)	(2,084,709)	(42,318,523)
Class C
Shares sold	1,712,429	36,740,436	1,266,456	26,885,346
Distributions reinvested	330,502	7,063,376	329,635	6,959,367
Shares redeemed	(2,897,023)	(61,959,369)	(3,331,237)	(70,438,172)
Net decrease	(854,092)	(18,155,557)	(1,735,146)	(36,593,459)
Institutional Class
Shares sold	56,139,718	1,177,895,519	52,531,053	1,091,229,779
Distributions reinvested	7,338,774	153,778,058	6,077,575	125,786,754
Shares redeemed	(49,247,315)	(1,030,970,222)	(72,656,181)	(1,503,828,463)
Net increase (decrease)	14,231,177	300,703,355	(14,047,553)	(286,811,930)
Institutional 2 Class
Shares sold	7,932,059	166,041,726	7,880,443	163,847,060
Distributions reinvested	1,251,408	26,252,930	932,057	19,305,845
Shares redeemed	(5,717,285)	(119,943,225)	(8,546,647)	(177,443,939)
Net increase	3,466,182	72,351,431	265,853	5,708,966
Institutional 3 Class
Shares sold	6,398,491	134,435,978	5,299,189	109,538,540
Distributions reinvested	609,559	12,728,087	554,042	11,428,153
Shares redeemed	(4,786,527)	(99,961,358)	(8,313,100)	(171,245,534)
Net increase (decrease)	2,221,523	47,202,707	(2,459,869)	(50,278,841)
Class R
Shares sold	216,067	4,684,438	238,374	5,072,856
Distributions reinvested	37,158	801,559	28,608	609,069
Shares redeemed	(190,229)	(4,103,055)	(141,822)	(3,027,462)
Net increase	62,996	1,382,942	125,160	2,654,463
Total net increase (decrease)	19,280,733	407,444,176	(23,190,891)	(475,268,339)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

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Columbia Strategic Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2024	$21.13	1.16	1.00	2.16	(1.17)	—	(1.17)
Year Ended 8/31/2023	$21.84	1.06	(0.74)	0.32	(1.03)	—	(1.03)
Year Ended 8/31/2022	$25.20	0.78	(3.15)	(2.37)	(0.71)	(0.28)	(0.99)
Year Ended 8/31/2021(e)	$24.32	0.79	0.86	1.65	(0.77)	—	(0.77)
Year Ended 8/31/2020(e)	$24.06	0.84	0.26	1.10	(0.84)	—	(0.84)
Advisor Class
Year Ended 8/31/2024	$20.67	1.19	0.98	2.17	(1.22)	—	(1.22)
Year Ended 8/31/2023	$21.39	1.09	(0.73)	0.36	(1.08)	—	(1.08)
Year Ended 8/31/2022	$24.70	0.82	(3.08)	(2.26)	(0.77)	(0.28)	(1.05)
Year Ended 8/31/2021(e)	$23.85	0.83	0.85	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020(e)	$23.62	0.88	0.23	1.11	(0.88)	—	(0.88)
Class C
Year Ended 8/31/2024	$21.12	1.00	1.00	2.00	(1.01)	—	(1.01)
Year Ended 8/31/2023	$21.83	0.90	(0.74)	0.16	(0.87)	—	(0.87)
Year Ended 8/31/2022	$25.19	0.60	(3.15)	(2.55)	(0.53)	(0.28)	(0.81)
Year Ended 8/31/2021(e)	$24.31	0.60	0.86	1.46	(0.58)	—	(0.58)
Year Ended 8/31/2020(e)	$24.06	0.64	0.29	0.93	(0.68)	—	(0.68)
Institutional Class
Year Ended 8/31/2024	$20.70	1.19	0.98	2.17	(1.22)	—	(1.22)
Year Ended 8/31/2023	$21.42	1.09	(0.73)	0.36	(1.08)	—	(1.08)
Year Ended 8/31/2022	$24.73	0.82	(3.09)	(2.27)	(0.76)	(0.28)	(1.04)
Year Ended 8/31/2021(e)	$23.88	0.84	0.84	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020(e)	$23.65	0.88	0.23	1.11	(0.88)	—	(0.88)
Institutional 2 Class
Year Ended 8/31/2024	$20.72	1.20	0.98	2.18	(1.23)	—	(1.23)
Year Ended 8/31/2023	$21.44	1.11	(0.74)	0.37	(1.09)	—	(1.09)
Year Ended 8/31/2022	$24.75	0.83	(3.09)	(2.26)	(0.77)	(0.28)	(1.05)
Year Ended 8/31/2021(e)	$23.90	0.85	0.83	1.68	(0.83)	—	(0.83)
Year Ended 8/31/2020(e)	$23.66	0.88	0.28	1.16	(0.92)	—	(0.92)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2024	$22.12	10.54%	0.93% (c)	0.93% (c),(d)	5.44%	272%	$990,172
Year Ended 8/31/2023	$21.13	1.56%	0.94% (c)	0.94% (c),(d)	5.02%	295%	$933,577
Year Ended 8/31/2022	$21.84	(9.64% )	0.92% (c)	0.92% (c),(d)	3.30%	136%	$1,036,081
Year Ended 8/31/2021 (e)	$25.20	6.84%	0.92% (c)	0.92% (c),(d)	3.17%	126%	$1,191,823
Year Ended 8/31/2020 (e)	$24.32	4.84%	0.93% (c)	0.93% (c),(d)	3.51%	173%	$1,101,890
Advisor Class
Year Ended 8/31/2024	$21.62	10.86%	0.68% (c)	0.68% (c),(d)	5.70%	272%	$247,361
Year Ended 8/31/2023	$20.67	1.80%	0.69% (c)	0.69% (c),(d)	5.26%	295%	$245,265
Year Ended 8/31/2022	$21.39	(9.40% )	0.67% (c)	0.67% (c),(d)	3.54%	136%	$298,389
Year Ended 8/31/2021 (e)	$24.70	7.16%	0.67% (c)	0.67% (c),(d)	3.39%	126%	$371,251
Year Ended 8/31/2020 (e)	$23.85	5.02%	0.68% (c)	0.68% (c),(d)	3.76%	173%	$194,094
Class C
Year Ended 8/31/2024	$22.11	9.73%	1.68% (c)	1.68% (c),(d)	4.70%	272%	$160,228
Year Ended 8/31/2023	$21.12	0.81%	1.69% (c)	1.69% (c),(d)	4.26%	295%	$171,092
Year Ended 8/31/2022	$21.83	(10.31% )	1.67% (c)	1.67% (c),(d)	2.53%	136%	$214,760
Year Ended 8/31/2021 (e)	$25.19	6.01%	1.67% (c)	1.67% (c),(d)	2.42%	126%	$284,727
Year Ended 8/31/2020 (e)	$24.31	4.06%	1.69% (c)	1.69% (c),(d)	2.76%	173%	$280,497
Institutional Class
Year Ended 8/31/2024	$21.65	10.84%	0.68% (c)	0.68% (c),(d)	5.69%	272%	$3,270,687
Year Ended 8/31/2023	$20.70	1.80%	0.69% (c)	0.69% (c),(d)	5.27%	295%	$2,832,856
Year Ended 8/31/2022	$21.42	(9.39% )	0.67% (c)	0.67% (c),(d)	3.54%	136%	$3,231,980
Year Ended 8/31/2021 (e)	$24.73	7.11%	0.67% (c)	0.67% (c),(d)	3.41%	126%	$3,902,593
Year Ended 8/31/2020 (e)	$23.88	5.02%	0.68% (c)	0.68% (c),(d)	3.76%	173%	$3,083,643
Institutional 2 Class
Year Ended 8/31/2024	$21.67	10.88%	0.64% (c)	0.64% (c)	5.73%	272%	$498,975
Year Ended 8/31/2023	$20.72	1.84%	0.64% (c)	0.64% (c)	5.32%	295%	$405,286
Year Ended 8/31/2022	$21.44	(9.35% )	0.63% (c)	0.63% (c)	3.60%	136%	$413,637
Year Ended 8/31/2021 (e)	$24.75	7.23%	0.63% (c)	0.63% (c)	3.44%	126%	$475,594
Year Ended 8/31/2020 (e)	$23.90	5.06%	0.64% (c)	0.64% (c)	3.80%	173%	$287,777
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2024	$20.63	1.21	0.97	2.18	(1.24)	—	(1.24)
Year Ended 8/31/2023	$21.35	1.11	(0.73)	0.38	(1.10)	—	(1.10)
Year Ended 8/31/2022	$24.66	0.84	(3.09)	(2.25)	(0.78)	(0.28)	(1.06)
Year Ended 8/31/2021(e)	$23.81	0.86	0.84	1.70	(0.85)	—	(0.85)
Year Ended 8/31/2020(e)	$23.58	0.88	0.27	1.15	(0.92)	—	(0.92)
Class R
Year Ended 8/31/2024	$21.30	1.12	1.00	2.12	(1.11)	—	(1.11)
Year Ended 8/31/2023	$22.01	1.02	(0.76)	0.26	(0.97)	—	(0.97)
Year Ended 8/31/2022	$25.38	0.72	(3.16)	(2.44)	(0.65)	(0.28)	(0.93)
Year Ended 8/31/2021(e)	$24.49	0.73	0.86	1.59	(0.70)	—	(0.70)
Year Ended 8/31/2020(e)	$24.23	0.80	0.26	1.06	(0.80)	—	(0.80)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020
Class A	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Advisor Class	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class C	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class R	0.01%	0.01%	0.01%	less than 0.01%	less than 0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2024	$21.57	10.93%	0.60% (c)	0.60% (c)	5.78%	272%	$477,516
Year Ended 8/31/2023	$20.63	1.89%	0.60% (c)	0.60% (c)	5.36%	295%	$410,866
Year Ended 8/31/2022	$21.35	(9.34% )	0.59% (c)	0.59% (c)	3.67%	136%	$477,713
Year Ended 8/31/2021 (e)	$24.66	7.26%	0.59% (c)	0.59% (c)	3.50%	126%	$416,355
Year Ended 8/31/2020 (e)	$23.81	5.13%	0.60% (c)	0.60% (c)	3.84%	173%	$322,913
Class R
Year Ended 8/31/2024	$22.31	10.28%	1.18% (c)	1.18% (c),(d)	5.19%	272%	$17,057
Year Ended 8/31/2023	$21.30	1.30%	1.19% (c)	1.19% (c),(d)	4.80%	295%	$14,943
Year Ended 8/31/2022	$22.01	(9.83% )	1.17% (c)	1.17% (c),(d)	3.02%	136%	$12,686
Year Ended 8/31/2021 (e)	$25.38	6.62%	1.17% (c)	1.17% (c),(d)	2.89%	126%	$16,920
Year Ended 8/31/2020 (e)	$24.49	4.38%	1.18% (c)	1.18% (c),(d)	3.26%	173%	$8,053
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2024

Notes to Financial Statements
August 31, 2024
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares, which commenced operations on October 2, 2024. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’

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Notes to Financial Statements (continued)
August 31, 2024
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
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Notes to Financial Statements (continued)
August 31, 2024
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing

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Notes to Financial Statements (continued)
August 31, 2024
purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the
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Notes to Financial Statements (continued)
August 31, 2024
agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate risk.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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Notes to Financial Statements (continued)
August 31, 2024
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,231,164 *
Credit risk	Upfront payments on swap contracts	9,401,400
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5,635,860 *
Interest rate risk	Investments, at value — Option contracts purchased	19,619,936
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	17,394,991 *
Total		53,283,351

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,802,634 *
Credit risk	Upfront receipts on swap contracts	7,934,002
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	68,678
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	6,038,803 *
Interest rate risk	Option contracts written, at value	611,847
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,041,536 *
Total		22,497,500

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(2,755,116)	(2,755,116)
Foreign exchange risk	64,045	—	—	—	—	64,045
Interest rate risk	—	(7,315,566)	(9,192,402)	894,009	(310,763)	(15,924,722)
Total	64,045	(7,315,566)	(9,192,402)	894,009	(3,065,879)	(18,615,793)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	4,447,677	4,447,677
Foreign exchange risk	(161,544)	—	—	—	—	(161,544)
Interest rate risk	—	3,560,176	9,384,363	331,642	213,931	13,490,112
Total	(161,544)	3,560,176	9,384,363	331,642	4,661,608	17,776,245
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Notes to Financial Statements (continued)
August 31, 2024
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,475,348,996
Futures contracts — short	1,974,805,599
Credit default swap contracts — buy protection	117,478,636
Credit default swap contracts — sell protection	62,467,444

Derivative instrument	Average value ($)
Option contracts purchased	7,469,520
Option contracts written	(242,921)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	300,726	(327,015)
Interest rate swap contracts	19,829,468	(3,165,967)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

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Notes to Financial Statements (continued)
August 31, 2024
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
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Notes to Financial Statements (continued)
August 31, 2024
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2024:
	Citi ($) (a)	Citi ($) (a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	4,463	4,463
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	207,729	207,729
Call option contracts purchased	6,293,647	-	1,316,050	-	11,610,049	-	19,219,746
Put option contracts purchased	3,010	-	397,180	-	-	-	400,190
OTC credit default swap contracts (c)	-	6,092,165	640,926	845,627	3,053,846	-	10,632,564
Total assets	6,296,657	6,092,165	2,354,156	845,627	14,663,895	212,192	30,464,692
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	2,329	2,329
Forward foreign currency exchange contracts	68,678	-	-	-	-	-	68,678
Call option contracts written	-	-	-	-	611,847	-	611,847
OTC credit default swap contracts (c)	-	5,573,470	138,869	3,576,081	3,280,353	-	12,568,773
Total liabilities	68,678	5,573,470	138,869	3,576,081	3,892,200	2,329	13,251,627
Total financial and derivative net assets	6,227,979	518,695	2,215,287	(2,730,454)	10,771,695	209,863	17,213,065
Total collateral received (pledged) (d)	6,227,979	518,695	2,215,287	(2,730,454)	10,771,695	-	17,003,202
Net amount (e)	-	-	-	-	-	209,863	209,863

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

Columbia Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2024 was 0.556% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
For the year ended August 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $2,799.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	1,092,118
Class C	—	1.00 (b)	14,366

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024 (%)	Prior to January 1, 2024 (%)
Class A	0.93	0.96
Advisor Class	0.68	0.71
Class C	1.68	1.71
Institutional Class	0.68	0.71
Institutional 2 Class	0.64	0.67
Institutional 3 Class	0.59	0.62
Class R	1.18	1.21
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, investments in partnerships and/or grantor trusts and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
2,206,294	(2,206,296)	2
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

Columbia Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2024			Year Ended August 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
302,313,998	—	302,313,998	254,067,844	—	254,067,844
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
6,056,155	—	(612,057,010)	(66,618,631)
At August 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
6,163,234,445	122,630,953	(189,249,584)	(66,618,631)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(148,487,896)	(463,569,114)	(612,057,010)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,723,352,595 and $16,169,539,363, respectively, for the year ended August 31, 2024, of which $13,053,363,427 and $13,272,826,864, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,130,769	5.86	13
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended August 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments

Columbia Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Columbia Strategic Income Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Shareholder concentration risk
At August 31, 2024, affiliated shareholders of record owned 23.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Strategic Income Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Strategic Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Strategic Income Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Strategic Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Strategic Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
Columbia Strategic Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Strategic Income Fund  | 2024

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Columbia Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN232_08_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024